Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (6.7%)
U.S. Government Securities (6.7%)
	United States Treasury Note/Bond	4.625%	9/30/2030	116,095	120,811
	United States Treasury Note/Bond	3.750%	12/31/2030	100,000	100,094
	United States Treasury Note/Bond	4.000%	1/31/2031	185,802	188,088
	United States Treasury Note/Bond	4.125%	3/31/2031	66,275	67,474
[1,2]	United States Treasury Note/Bond	4.625%	5/31/2031	226,974	236,674
	United States Treasury Note/Bond	4.250%	6/30/2031	120,000	122,869
	United States Treasury Note/Bond	4.125%	7/31/2031	100,000	101,750
	United States Treasury Note/Bond	3.750%	8/31/2031	76,481	76,296
	United States Treasury Note/Bond	3.625%	9/30/2031	145,592	144,239
	United States Treasury Note/Bond	4.125%	10/31/2031	1	1
	United States Treasury Note/Bond	4.125%	11/30/2031	70,000	71,148
	United States Treasury Note/Bond	4.500%	12/31/2031	87,392	90,608
	United States Treasury Note/Bond	4.375%	1/31/2032	36,282	37,362
	United States Treasury Note/Bond	1.875%	2/15/2032	100,175	89,273
[3]	United States Treasury Note/Bond	4.000%	4/30/2032	209,246	211,011
	United States Treasury Note/Bond	2.875%	5/15/2032	200,355	189,007
	United States Treasury Note/Bond	2.750%	8/15/2032	83,893	78,276
	United States Treasury Note/Bond	3.875%	8/31/2032	107,634	107,617
	United States Treasury Note/Bond	3.875%	8/15/2034	151,085	149,350
	United States Treasury Note/Bond	4.250%	11/15/2034	55,879	56,730
	United States Treasury Note/Bond	4.625%	2/15/2035	193,761	202,131
	United States Treasury Note/Bond	4.250%	5/15/2035	86,700	87,875
Total U.S. Government and Agency Obligations (Cost $2,499,152)					2,528,684
Asset-Backed/Commercial Mortgage-Backed Securities (1.5%)
[4,5,6]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.150%	5.434%	10/20/2036	5,260	5,256
[5,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.273%	9/15/2048	360	326
[5,6]	BANK Class A4 Series 2022-BNK40	3.390%	3/15/2064	20,479	19,084
[5,6]	BANK Class A4 Series 2022-BNK41	3.789%	4/15/2065	6,267	5,972
[5]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/2064	4,940	4,377
[5]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/2055	18,680	18,331
[5]	BANK Class A5 Series 2024-BNK47	5.716%	6/15/2057	11,810	12,588
[5]	BANK Class A5 Series 2024-BNK48	5.053%	10/15/2057	6,760	6,895
[5,6]	BANK Class A5 Series 2025-BNK49	5.623%	3/15/2058	17,110	18,180
[5,6]	BANK Class AS Series 2022-BNK40	3.390%	3/15/2064	960	870
[5,6]	BANK Class AS Series 2024-BNK48	5.355%	10/15/2057	7,700	7,810
[5,6]	BANK Class AS Series 2025-BNK49	6.025%	3/15/2058	9,430	9,973
[5,6]	BANK Class AS Series 2025-BNK50	5.875%	5/15/2068	3,190	3,382
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/2050	1,540	1,525
[5]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/2053	2,285	2,120
[5]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/2053	4,000	3,537
[5]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/2054	3,760	3,338
[5]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/2054	7,114	6,390
[5,6]	BBCMS Mortgage Trust Class A5 Series 2022-C16	4.600%	6/15/2055	15,170	15,072
[5]	BBCMS Mortgage Trust Class A5 Series 2022-C17	4.441%	9/15/2055	4,250	4,198
[5,6]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/2056	2,600	2,925
[5]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/2057	7,170	7,501
[5]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/2057	5,870	6,311
[5]	BBCMS Mortgage Trust Class A5 Series 2024-C28	5.403%	9/15/2057	5,600	5,857
[5]	BBCMS Mortgage Trust Class A5 Series 2024-C30	5.532%	11/15/2057	9,250	9,759
[5]	BBCMS Mortgage Trust Class A5 Series 2025-C32	5.720%	2/15/2062	18,060	19,317
[5,6]	BBCMS Mortgage Trust Class A5 Series 2025-C35	5.586%	7/15/2058	5,630	5,945
[5]	BBCMS Mortgage Trust Class AS Series 2024-C24	5.867%	2/15/2057	2,735	2,877
[5,6]	BBCMS Mortgage Trust Class AS Series 2024-C30	5.831%	11/15/2057	15,858	16,631
[5,6]	BBCMS Mortgage Trust Class AS Series 2025-C35	5.843%	7/15/2058	2,110	2,220
[5]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/2054	18,037	16,368
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/2052	1,200	1,187
[5]	Benchmark Mortgage Trust Class A4 Series 2023-B38	5.525%	4/15/2056	6,760	7,089
[5]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/2053	3,660	3,405
[5,6]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/2055	7,800	7,649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Benchmark Mortgage Trust Class AS Series 2025-B41	5.754%	7/15/2068	3,620	3,764
[4,5,6]	Benefit Street Partners CLO IV Ltd. Class BR5 Series 2014-IVA, TSFR3M + 1.550%	5.504%	10/20/2038	6,690	6,689
[5]	BMO Mortgage Trust Class A5 Series 2023-C7	6.160%	12/15/2056	21,840	23,584
[5,6]	BMO Mortgage Trust Class A5 Series 2024-C10	5.478%	11/15/2057	12,110	12,667
[5,6]	BMO Mortgage Trust Class A5 Series 2024-C10	5.729%	11/15/2057	5,620	5,813
[5,6]	BMO Mortgage Trust Class A5 Series 2024-C8	5.598%	3/15/2057	18,750	19,779
[5]	BMO Mortgage Trust Class A5 Series 2024-C9	5.759%	7/15/2057	25,690	27,382
[5]	BMO Mortgage Trust Class A5 Series 2025-C11	5.687%	2/15/2058	16,540	17,553
[5]	BMO Mortgage Trust Class A5 Series 2025-C13	5.353%	10/15/2058	20,770	21,501
[5,6]	BMO Mortgage Trust Class AS Series 2024-C8	5.911%	3/15/2057	1,850	1,949
[5]	BMO Mortgage Trust Class AS Series 2025-C11	5.978%	2/15/2058	6,320	6,681
[5]	BMO Mortgage Trust Class AS Series 2025-C13	5.687%	10/15/2058	7,020	7,251
[5,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/2050	1,340	1,306
[5,6]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/2050	820	800
[5,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/2049	1,000	550
[5,6]	CD Mortgage Trust Class C Series 2018-CD7	4.839%	8/15/2051	1,350	1,256
[5]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/2058	869	866
[4,5,6]	CIFC Funding Ltd. Class B Series 2025-6A, TSFR3M + 1.550%	5.410%	10/23/2038	2,680	2,684
[5,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/2051	400	398
[5]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/2050	1,000	911
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.391%	9/10/2058	900	774
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.253%	9/15/2050	1,000	789
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/2046	495	485
[5,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.057%	8/15/2048	960	846
[4,5]	Domino's Pizza Master Issuer LLC Class A2II Series 2025-1A	5.217%	7/25/2055	2,920	2,953
[4,5,6]	Dryden 90 Clo Ltd. Class BR Series 2021-90A, TSFR3M + 1.600%	5.463%	11/15/2038	6,590	6,598
[4,5,6]	Elmwood CLO 21 Ltd. Class AR2 Series 2022-8A, TSFR3M + 1.220%	5.446%	10/15/2038	6,650	6,659
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/2053	3,620	3,399
[5,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.447%	9/10/2047	4,615	4,061
[5,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.573%	10/10/2048	910	547
[4,5,6]	Houston Galleria Mall Trust Class A Series 2025-HGLR	5.462%	2/5/2045	8,530	8,859
[4,5,6]	IRV Trust Class A Series 2025-200P	5.295%	3/14/2047	2,565	2,632
[4,5]	Jersey Mike's Funding Class A2 Series 2025-1A	5.610%	8/16/2055	1,930	1,964
[4,5]	Jersey Mike's Funding LLC Class A2 Series 2024-1A	5.636%	2/15/2055	7,492	7,607
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.583%	11/15/2043	246	235
[5]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/2051	150	149
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2025-C35	5.633%	8/15/2058	11,240	11,952
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2025-C35	5.970%	8/15/2058	8,910	9,426
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	3.953%	7/15/2046	1,830	1,687
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/2032	1,870	1,683
[5,6]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/2054	1,900	1,691
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/2030	2,994	2,882
[5,6]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/2056	16,150	17,483
[4,5]	SLG Office Trust Class A Series 2021-OVA	2.585%	7/15/2041	4,720	4,211
[4,5]	Subway Funding LLC Class A2II Series 2024-1A	6.268%	7/30/2054	9,920	10,141
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/2036	2,500	2,298
[4,5,6,7,8]	Wellington Management CLO 1 Ltd. Class AR Series 2023-1A, TSFR3M + 1.230%	5.451%	10/20/2038	4,130	4,130
[5]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2024-C63	5.309%	8/15/2057	11,980	12,432
[5]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2025-C65	5.292%	10/15/2058	20,820	21,523
[5]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/2050	1,144	711
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/2051	1,380	1,274
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/2031	3,727	3,594
[5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/2047	1,544	1,337
[5,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/2047	1,410	627
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $580,907)					585,288
Corporate Bonds (86.7%)
Communications (5.9%)
	Alphabet Inc.	5.300%	5/15/2065	7,125	7,000
[4]	Altice France SA	6.500%	3/15/2032	1,525	1,461
[4]	AMC Networks Inc.	10.250%	1/15/2029	588	617
	AMC Networks Inc.	4.250%	2/15/2029	95	82
[4]	AMC Networks Inc.	10.500%	7/15/2032	1,175	1,236
	AT&T Inc.	2.750%	6/1/2031	30,000	27,510
	AT&T Inc.	2.250%	2/1/2032	95,281	83,306
	AT&T Inc.	4.550%	11/1/2032	50,000	49,616
	AT&T Inc.	2.550%	12/1/2033	56,237	47,767
	AT&T Inc.	5.400%	2/15/2034	59,344	61,426
	AT&T Inc.	5.375%	8/15/2035	163,145	167,199
	AT&T Inc.	6.050%	8/15/2056	47,860	49,168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	2,000	2,031
	British Telecommunications plc	9.625%	12/15/2030	6,194	7,580
[4]	Cable One Inc.	4.000%	11/15/2030	1,310	1,035
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	2,000	1,989
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	7,580	7,195
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	2,000	1,871
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/2031	2,325	2,107
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/2031	4,025	3,613
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/2032	59,341	50,646
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/2033	2,000	1,879
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/2034	70,848	74,886
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/2034	146,167	153,823
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.850%	12/1/2035	20,112	20,029
	Comcast Corp.	1.950%	1/15/2031	10,514	9,306
	Comcast Corp.	4.250%	1/15/2033	31,100	30,312
	Comcast Corp.	5.300%	6/1/2034	20,400	20,934
	Comcast Corp.	2.937%	11/1/2056	10,000	5,808
[4]	CSC Holdings LLC	11.750%	1/31/2029	1,140	899
[4]	CSC Holdings LLC	3.375%	2/15/2031	4,765	2,882
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	58,671	69,066
	Deutsche Telekom International Finance BV	9.250%	6/1/2032	5,000	6,265
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	8.875%	2/1/2030	1,380	1,373
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	2,935	2,935
[4]	DISH Network Corp.	11.750%	11/15/2027	2,598	2,734
	Expedia Group Inc.	5.400%	2/15/2035	25,000	25,614
	Fox Corp.	6.500%	10/13/2033	10,391	11,409
[4]	Frontier Communications Holdings LLC	8.625%	3/15/2031	311	328
	Interpublic Group of Cos. Inc.	5.375%	6/15/2033	2,000	2,038
[4]	Level 3 Financing Inc.	3.875%	11/15/2029	230	197
[4]	Match Group Holdings II LLC	4.625%	6/1/2028	2,100	2,070
	Meta Platforms Inc.	4.600%	11/15/2032	131,090	131,692
	Meta Platforms Inc.	4.875%	11/15/2035	193,613	194,167
[4]	Midcontinent Communications	8.000%	8/15/2032	3,885	3,961
[4]	NTT Finance Corp.	2.065%	4/3/2031	4,955	4,370
	Omnicom Group Inc.	2.600%	8/1/2031	29,000	26,234
	Paramount Global	4.950%	1/15/2031	20,735	20,333
	Paramount Global	4.200%	5/19/2032	14,546	13,464
	Paramount Global	6.875%	4/30/2036	6,998	7,350
	Rogers Communications Inc.	3.800%	3/15/2032	30,539	28,797
	Rogers Communications Inc.	5.300%	2/15/2034	20,014	20,255
	Rogers Communications Inc.	7.000%	4/15/2055	515	539
[4]	Scripps Escrow II Inc.	3.875%	1/15/2029	325	294
	Sprint Capital Corp.	8.750%	3/15/2032	112,962	137,430
[4]	Sunrise FinCo I BV	4.875%	7/15/2031	1,620	1,547
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	5,000	5,807
[9]	Time Warner Cable LLC	5.750%	6/2/2031	9,700	12,955
	T-Mobile USA Inc.	2.550%	2/15/2031	32,145	29,223
	T-Mobile USA Inc.	2.875%	2/15/2031	31,920	29,488
	T-Mobile USA Inc.	2.250%	11/15/2031	26,520	23,346
	T-Mobile USA Inc.	5.125%	5/15/2032	30,000	30,855
	T-Mobile USA Inc.	4.625%	1/15/2033	75,000	74,515
	T-Mobile USA Inc.	5.200%	1/15/2033	15,000	15,444
	T-Mobile USA Inc.	5.150%	4/15/2034	19,830	20,247
	T-Mobile USA Inc.	4.700%	1/15/2035	11,500	11,283
	T-Mobile USA Inc.	5.300%	5/15/2035	8,372	8,563
	Uber Technologies Inc.	4.800%	9/15/2034	37,555	37,566
	Uber Technologies Inc.	4.800%	9/15/2035	34,045	33,795
[4]	Univision Communications Inc.	8.500%	7/31/2031	4,335	4,440
[4]	Univision Communications Inc.	9.375%	8/1/2032	1,785	1,884
	Verizon Communications Inc.	2.550%	3/21/2031	27,321	24,811
	Verizon Communications Inc.	2.355%	3/15/2032	146,142	127,977
	Verizon Communications Inc.	4.500%	8/10/2033	13,000	12,786
	Verizon Communications Inc.	4.780%	2/15/2035	14,823	14,540
	Verizon Communications Inc.	5.250%	4/2/2035	100,000	101,122
[4]	Versant Media Group Inc.	7.250%	1/30/2031	345	352
[4]	Virgin Media Finance plc	5.000%	7/15/2030	825	736
	Warnermedia Holdings Inc.	5.050%	3/15/2042	3,710	2,977
	Warnermedia Holdings Inc.	5.141%	3/15/2052	720	549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	WULF Compute LLC	7.750%	10/15/2030	825	856
					2,235,792
Consumer Discretionary (4.2%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	775	761
[4]	Advance Auto Parts Inc.	7.000%	8/1/2030	690	698
[4]	Advance Auto Parts Inc.	7.375%	8/1/2033	3,210	3,250
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	485	478
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	785	749
	American Honda Finance Corp.	5.050%	7/10/2031	21,990	22,609
	American Honda Finance Corp.	5.150%	7/9/2032	50,000	51,356
	American Honda Finance Corp.	4.900%	1/10/2034	12,500	12,631
	AutoZone Inc.	1.650%	1/15/2031	24,357	21,200
	AutoZone Inc.	4.750%	8/1/2032	15,000	15,117
	AutoZone Inc.	5.200%	8/1/2033	4,000	4,111
	AutoZone Inc.	6.550%	11/1/2033	2,000	2,230
	AutoZone Inc.	5.400%	7/15/2034	42,500	43,917
	Bath & Body Works Inc.	6.875%	11/1/2035	1,200	1,254
[4]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	800	860
[4]	BMW US Capital LLC	5.200%	8/11/2035	35,000	35,374
	BorgWarner Inc.	5.400%	8/15/2034	14,190	14,606
[4]	Carnival Corp.	5.125%	5/1/2029	1,375	1,392
[4]	Carnival Corp.	5.875%	6/15/2031	1,250	1,289
[4]	Champ Acquisition Corp.	8.375%	12/1/2031	2,645	2,817
[4]	Churchill Downs Inc.	5.500%	4/1/2027	590	590
[4]	Churchill Downs Inc.	4.750%	1/15/2028	3,475	3,444
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/2030	725	753
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	9/15/2032	550	565
	Dana Inc.	4.250%	9/1/2030	3,080	3,038
	Dana Inc.	4.500%	2/15/2032	613	600
	eBay Inc.	2.600%	5/10/2031	15,000	13,659
	eBay Inc.	6.300%	11/22/2032	5,790	6,361
[4]	ERAC USA Finance LLC	4.900%	5/1/2033	20,000	20,285
[4]	ERAC USA Finance LLC	5.200%	10/30/2034	25,740	26,561
	Ferguson Enterprises Inc.	4.350%	3/15/2031	20,075	19,977
	Ferguson Enterprises Inc.	5.000%	10/3/2034	7,000	7,052
[4]	Flutter Treasury DAC	5.875%	6/4/2031	8,905	9,028
	Ford Motor Co.	3.250%	2/12/2032	52,757	45,974
	Ford Motor Co.	6.100%	8/19/2032	33,000	33,896
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	8,000	7,508
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	20,000	20,466
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	20,000	18,179
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	27,625	28,840
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	14,405	15,492
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	15,000	15,159
[4]	Garrett Motion Holdings Inc. / Garrett LX I Sarl	7.750%	5/31/2032	1,043	1,098
	General Motors Financial Co. Inc.	5.000%	7/15/2027	4,845	4,902
	General Motors Financial Co. Inc.	2.350%	1/8/2031	31,000	27,685
	General Motors Financial Co. Inc.	5.750%	2/8/2031	38,210	40,009
	General Motors Financial Co. Inc.	2.700%	6/10/2031	20,580	18,530
	General Motors Financial Co. Inc.	5.600%	6/18/2031	27,000	28,094
	General Motors Financial Co. Inc.	3.100%	1/12/2032	77,941	70,618
	General Motors Financial Co. Inc.	5.625%	4/4/2032	55,000	57,084
	General Motors Financial Co. Inc.	6.400%	1/9/2033	35,075	37,770
	General Motors Financial Co. Inc.	6.100%	1/7/2034	37,000	39,093
	General Motors Financial Co. Inc.	5.950%	4/4/2034	30,000	31,403
	General Motors Financial Co. Inc.	5.450%	9/6/2034	7,000	7,082
	General Motors Financial Co. Inc.	6.150%	7/15/2035	25,000	26,363
[4]	Gildan Activewear Inc.	5.400%	10/7/2035	13,420	13,378
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	1,088	1,035
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	2,620	2,603
	Home Depot Inc.	4.650%	9/15/2035	30,000	29,708
	Honda Motor Co. Ltd.	5.337%	7/8/2035	5,466	5,610
	Hyatt Hotels Corp.	5.750%	3/30/2032	5,350	5,582
	Hyatt Hotels Corp.	5.500%	6/30/2034	16,605	17,060
[4]	Light & Wonder International Inc.	6.250%	10/1/2033	630	628
[4]	Lithia Motors Inc.	4.625%	12/15/2027	1,017	1,008
	Lowe's Cos. Inc.	4.250%	3/15/2031	16,785	16,659
	Lowe's Cos. Inc.	4.500%	10/15/2032	201,325	199,407
	Lowe's Cos. Inc.	4.850%	10/15/2035	142,400	140,679

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marriott International Inc.	4.500%	10/15/2031	45,583	45,449
	Marriott International Inc.	5.250%	10/15/2035	58,803	59,449
	MGM Resorts International	6.500%	4/15/2032	400	406
[4]	NCL Corp. Ltd.	7.750%	2/15/2029	1,040	1,111
[4]	NCL Corp. Ltd.	5.875%	1/15/2031	755	755
[4]	NCL Corp. Ltd.	6.750%	2/1/2032	1,315	1,352
[4]	NCL Corp. Ltd.	6.250%	9/15/2033	390	394
[4]	Newell Brands Inc.	8.500%	6/1/2028	2,040	2,099
	Newell Brands Inc.	6.625%	9/15/2029	743	726
	Newell Brands Inc.	7.375%	4/1/2036	305	287
	Newell Brands Inc.	7.500%	4/1/2046	4,000	3,319
[4]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	695	695
[4]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	1,385	1,373
[4]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	3,505	3,703
[4]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	2,500	2,659
[4]	Ontario Gaming GTA LP / OTG Co-Issuer Inc.	8.000%	8/1/2030	495	488
	O'Reilly Automotive Inc.	1.750%	3/15/2031	10,250	8,926
	O'Reilly Automotive Inc.	4.700%	6/15/2032	8,000	8,052
	O'Reilly Automotive Inc.	5.000%	8/19/2034	4,613	4,645
[4]	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.	6.250%	10/15/2030	345	348
[4]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc. / Canada's Wonderland Co.	6.625%	5/1/2032	750	761
[4]	Stellantis Finance US Inc.	6.450%	3/18/2035	38,585	40,038
[10]	Stellantis NV	3.875%	6/6/2031	4,000	4,651
[10]	Stellantis NV	1.250%	6/20/2033	7,600	7,161
	Tapestry Inc.	3.050%	3/15/2032	7,000	6,325
	Tapestry Inc.	5.500%	3/11/2035	4,455	4,533
	Toll Brothers Finance Corp.	5.600%	6/15/2035	20,000	20,520
[4]	Vail Resorts Inc.	5.625%	7/15/2030	1,380	1,396
[4]	Vail Resorts Inc.	6.500%	5/15/2032	2,030	2,107
	Whirlpool Corp.	6.125%	6/15/2030	335	332
	Whirlpool Corp.	6.500%	6/15/2033	2,666	2,602
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	785	771
[4]	Wynn Macau Ltd.	5.625%	8/26/2028	255	254
[4]	Wynn Macau Ltd.	5.125%	12/15/2029	600	591
[4]	ZF North America Capital Inc.	7.500%	3/24/2031	725	692
					1,596,184
Consumer Staples (5.3%)
[4,8]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.500%	3/31/2031	345	348
	Altria Group Inc.	2.450%	2/4/2032	67,090	58,967
	Altria Group Inc.	5.625%	2/6/2035	21,501	22,240
	Altria Group Inc.	5.250%	8/6/2035	25,000	25,192
[10]	Anheuser-Busch InBev SA NV	2.750%	3/17/2036	4,200	4,537
	BAT Capital Corp.	5.834%	2/20/2031	34,010	35,975
	BAT Capital Corp.	2.726%	3/25/2031	114,404	104,617
	BAT Capital Corp.	4.742%	3/16/2032	31,850	32,026
	BAT Capital Corp.	5.350%	8/15/2032	37,955	39,238
	BAT Capital Corp.	7.750%	10/19/2032	18,000	20,947
	BAT Capital Corp.	4.625%	3/22/2033	37,130	36,719
	BAT Capital Corp.	6.421%	8/2/2033	45,915	50,416
	BAT Capital Corp.	6.000%	2/20/2034	26,000	27,729
	BAT Capital Corp.	4.758%	9/6/2049	5,000	4,253
	BAT Capital Corp.	5.650%	3/16/2052	1,790	1,709
	BAT Capital Corp.	7.081%	8/2/2053	8,210	9,394
	BAT Capital Corp.	6.250%	8/15/2055	14,950	15,530
[10]	British American Tobacco plc	3.750%	Perpetual	8,200	9,415
	Campbell's Co.	5.400%	3/21/2034	9,270	9,503
[11]	Coles Group Treasury Pty Ltd.	5.800%	7/15/2031	10,000	6,865
	Constellation Brands Inc.	2.250%	8/1/2031	56,331	49,802
	Constellation Brands Inc.	4.950%	11/1/2035	31,720	31,244
	Diageo Capital plc	5.500%	1/24/2033	11,755	12,404
[4]	Energizer Holdings Inc.	4.375%	3/31/2029	6,800	6,529
[4]	Energizer Holdings Inc.	6.000%	9/15/2033	1,355	1,312
[4]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	2,305	2,324
	General Mills Inc.	5.250%	1/30/2035	12,500	12,737
	Haleon US Capital LLC	3.625%	3/24/2032	16,635	15,749
[10]	Imperial Brands Finance plc	3.875%	2/12/2034	7,300	8,399
[4]	Imperial Brands Finance plc	6.375%	7/1/2055	8,040	8,360
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	3.625%	1/15/2032	32,335	30,231
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	3.000%	5/15/2032	47,440	42,456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.750%	4/1/2033	57,820	60,251
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.750%	3/15/2034	52,003	57,381
[4]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	5.950%	4/20/2035	20,000	20,927
[4]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	5.500%	1/15/2036	14,156	14,344
[10]	JT International Financial Services BV	3.870%	9/4/2055	4,100	4,729
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	660	691
	Keurig Dr Pepper Inc.	5.200%	3/15/2031	6,000	6,150
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	9,860	9,452
	Kraft Heinz Foods Co.	5.200%	3/15/2032	16,032	16,440
	Kraft Heinz Foods Co.	4.375%	6/1/2046	28,755	23,988
	Kroger Co.	1.700%	1/15/2031	6,626	5,808
	Kroger Co.	5.000%	9/15/2034	90,894	91,648
[4]	Mars Inc.	5.000%	3/1/2032	137,605	141,291
[4]	Mars Inc.	5.200%	3/1/2035	89,170	91,540
[4]	Mars Inc.	5.700%	5/1/2055	12,755	12,986
[4]	Marubeni Corp.	5.383%	4/1/2035	25,000	25,895
	Mondelez International Inc.	3.000%	3/17/2032	10,000	9,135
[4]	Opal Bidco SAS	6.500%	3/31/2032	7,620	7,850
[4]	Performance Food Group Inc.	4.250%	8/1/2029	525	512
	Philip Morris International Inc.	5.125%	2/13/2031	31,699	32,787
	Philip Morris International Inc.	4.750%	11/1/2031	55,000	55,860
[10]	Philip Morris International Inc.	3.250%	6/6/2032	5,200	5,998
	Philip Morris International Inc.	4.250%	10/29/2032	113,500	110,870
	Philip Morris International Inc.	5.750%	11/17/2032	49,069	52,239
	Philip Morris International Inc.	5.375%	2/15/2033	64,195	66,896
	Philip Morris International Inc.	5.625%	9/7/2033	15,000	15,862
	Philip Morris International Inc.	5.250%	2/13/2034	94,293	97,298
	Philip Morris International Inc.	4.900%	11/1/2034	34,605	34,742
	Philip Morris International Inc.	4.875%	4/30/2035	35,010	34,942
	Philip Morris International Inc.	4.625%	10/29/2035	34,005	33,224
[10]	Philip Morris International Inc.	2.000%	5/9/2036	1,830	1,769
	Pilgrim's Pride Corp.	3.500%	3/1/2032	4,682	4,287
[4]	Post Holdings Inc.	6.250%	2/15/2032	520	535
[4]	Post Holdings Inc.	6.375%	3/1/2033	675	685
[8]	Procter & Gamble Co.	4.100%	11/3/2032	27,900	27,617
[8]	Procter & Gamble Co.	4.350%	11/3/2035	37,200	36,762
	Reynolds American Inc.	5.700%	8/15/2035	12,500	13,009
	Sysco Corp.	5.400%	3/23/2035	12,500	12,929
	Tyson Foods Inc.	5.700%	3/15/2034	25,645	26,960
					2,003,456
Energy (6.3%)
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/2032	675	699
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	10/15/2033	510	509
	APA Corp.	6.100%	2/15/2035	15,000	15,253
	APA Corp.	6.750%	2/15/2055	17,480	17,443
[4]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/2032	2,020	2,060
[4]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	7/15/2033	1,000	1,016
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	2,615	2,710
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/2032	500	525
	Boardwalk Pipelines LP	3.400%	2/15/2031	6,837	6,402
	Boardwalk Pipelines LP	3.600%	9/1/2032	5,000	4,619
	BP Capital Markets America Inc.	2.721%	1/12/2032	65,740	59,792
	BP Capital Markets America Inc.	4.812%	2/13/2033	88,110	89,255
	BP Capital Markets America Inc.	4.893%	9/11/2033	26,674	27,135
	BP Capital Markets America Inc.	5.227%	11/17/2034	51,110	52,889
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	16,118	18,115
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	19,546	21,159
	Cenovus Energy Inc.	2.650%	1/15/2032	38,257	33,872
	Cheniere Energy Partners LP	4.000%	3/1/2031	34,083	32,900
	Cheniere Energy Partners LP	3.250%	1/31/2032	108,052	98,794
	Cheniere Energy Partners LP	5.950%	6/30/2033	6,375	6,730
[4]	Cheniere Energy Partners LP	5.550%	10/30/2035	20,460	20,941
[4]	Chord Energy Corp.	6.000%	10/1/2030	815	817
[4]	Chord Energy Corp.	6.750%	3/15/2033	520	531
[4]	Civitas Resources Inc.	8.625%	11/1/2030	2,058	2,127
[4]	Civitas Resources Inc.	8.750%	7/1/2031	553	568
[4]	Civitas Resources Inc.	9.625%	6/15/2033	3,495	3,746
[4]	CNX Resources Corp.	7.375%	1/15/2031	483	500
[4]	CNX Resources Corp.	7.250%	3/1/2032	1,499	1,563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	12,890	13,301
[4]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/2033	6,000	6,413
	Coterra Energy Inc.	5.600%	3/15/2034	16,200	16,596
	Coterra Energy Inc.	5.400%	2/15/2035	25,862	26,049
	DCP Midstream Operating LP	3.250%	2/15/2032	29,665	27,104
[4]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/2030	1,338	1,419
	Diamondback Energy Inc.	6.250%	3/15/2033	68,000	73,230
	Diamondback Energy Inc.	5.400%	4/18/2034	35,195	35,919
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	17,500	18,446
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	8,880	9,375
	Empresa Nacional del Petroleo	5.250%	11/6/2029	31,480	31,963
	Enbridge Inc.	6.200%	11/15/2030	56,760	61,181
	Enbridge Inc.	5.700%	3/8/2033	27,000	28,472
	Enbridge Inc.	5.625%	4/5/2034	45,000	46,945
	Energy Transfer LP	6.400%	12/1/2030	17,195	18,618
	Energy Transfer LP	5.750%	2/15/2033	54,210	56,746
	Energy Transfer LP	6.550%	12/1/2033	53,840	58,836
	Energy Transfer LP	5.550%	5/15/2034	20,000	20,509
	Energy Transfer LP	5.700%	4/1/2035	35,000	36,092
[4]	Eni SpA	5.500%	5/15/2034	25,000	25,770
[4]	Eni SpA	5.750%	5/19/2035	20,000	20,903
	Enterprise Products Operating LLC	5.350%	1/31/2033	17,135	17,932
	Enterprise Products Operating LLC	6.875%	3/1/2033	8,660	9,831
	Enterprise Products Operating LLC	4.850%	1/31/2034	30,910	31,310
	EOG Resources Inc.	5.650%	12/1/2054	13,110	13,116
	EQT Corp.	4.500%	1/15/2029	25	25
	EQT Corp.	7.500%	6/1/2030	1,048	1,155
[4]	EQT Corp.	3.625%	5/15/2031	18,000	16,841
	Equinor ASA	3.950%	5/15/2043	3,191	2,712
[4]	Excelerate Energy LP	8.000%	5/15/2030	3,775	3,977
	Expand Energy Corp.	4.750%	2/1/2032	37,825	37,200
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/2036	21,050	18,608
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/2033	1,220	1,263
	Helmerich & Payne Inc.	2.900%	9/29/2031	39,402	34,918
	Hess Corp.	7.125%	3/15/2033	2,000	2,326
	Kinder Morgan Inc.	7.750%	1/15/2032	990	1,146
	Kinder Morgan Inc.	5.850%	6/1/2035	17,340	18,284
	Kinder Morgan Inc.	3.600%	2/15/2051	8,000	5,651
[4]	Kinetik Holdings LP	6.625%	12/15/2028	215	221
[4]	Kinetik Holdings LP	5.875%	6/15/2030	170	171
	Marathon Petroleum Corp.	5.700%	3/1/2035	50,000	51,710
	MPLX LP	4.800%	2/15/2031	25,000	25,214
	MPLX LP	4.950%	9/1/2032	5,000	5,014
	MPLX LP	5.000%	1/15/2033	25,000	25,003
	Occidental Petroleum Corp.	6.625%	9/1/2030	44,442	47,681
	Occidental Petroleum Corp.	6.125%	1/1/2031	18,477	19,469
	Occidental Petroleum Corp.	7.500%	5/1/2031	22,195	24,886
	Occidental Petroleum Corp.	5.550%	10/1/2034	21,000	21,273
[4]	ONEOK Inc.	6.500%	9/1/2030	16,561	17,716
	ONEOK Inc.	5.800%	11/1/2030	8,915	9,373
	ONEOK Inc.	6.350%	1/15/2031	8,757	9,370
	ONEOK Inc.	6.100%	11/15/2032	28,679	30,694
	ONEOK Inc.	6.050%	9/1/2033	11,330	12,009
	ONEOK Inc.	5.650%	9/1/2034	23,300	23,979
[10]	ORLEN SA	3.625%	7/2/2032	3,294	3,801
[4]	ORLEN SA	6.000%	1/30/2035	9,907	10,453
	Ovintiv Inc.	8.125%	9/15/2030	3,000	3,419
	Ovintiv Inc.	7.200%	11/1/2031	4,750	5,245
	Ovintiv Inc.	7.375%	11/1/2031	15,232	16,958
	Ovintiv Inc.	6.250%	7/15/2033	2,000	2,096
	Petrobras Global Finance BV	6.250%	1/10/2036	39,415	38,943
[5]	Petroleos Mexicanos	8.750%	6/2/2029	1,630	1,760
	Petronas Capital Ltd.	3.500%	4/21/2030	23,232	22,570
[4]	Petronas Capital Ltd.	5.340%	4/3/2035	26,592	27,759
	Phillips 66	2.150%	12/15/2030	8,800	7,866
	Phillips 66 Co.	5.250%	6/15/2031	28,460	29,539
	Phillips 66 Co.	5.300%	6/30/2033	5,000	5,148
	Phillips 66 Co.	5.875%	3/15/2056	10,000	9,949
	Phillips 66 Co.	6.200%	3/15/2056	10,000	10,115
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	1/15/2031	22,445	22,482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plains All American Pipeline LP / PAA Finance Corp.	5.700%	9/15/2034	10,921	11,229
	Plains All American Pipeline LP / PAA Finance Corp.	5.600%	1/15/2036	15,270	15,430
[4]	SM Energy Co.	7.000%	8/1/2032	915	895
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	295	307
	Suncor Energy Inc.	7.150%	2/1/2032	27,141	30,469
[4]	Sunoco LP	5.625%	3/15/2031	780	780
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/2030	1,545	1,532
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.750%	3/15/2034	1,045	1,038
	Targa Resources Corp.	4.200%	2/1/2033	21,973	20,919
	Targa Resources Corp.	6.125%	3/15/2033	28,492	30,359
	Targa Resources Corp.	6.500%	3/30/2034	32,825	35,829
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/2031	40,937	41,063
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/2032	58,238	55,245
	TotalEnergies Capital SA	4.724%	9/10/2034	10,316	10,408
[10]	TotalEnergies SE	2.125%	Perpetual	3,800	3,893
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	83,221	82,034
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	10,000	9,768
[4]	Transocean International Ltd.	8.250%	5/15/2029	331	333
[4]	Transocean International Ltd.	8.750%	2/15/2030	816	856
[4]	Transocean International Ltd.	7.875%	10/15/2032	535	551
	Uzbekneftegaz JSC	4.750%	11/16/2028	16,209	15,380
	Uzbekneftegaz JSC	8.750%	5/7/2030	5,500	5,872
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	6,835	6,474
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/2030	295	301
[4]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	170	157
[4]	Venture Global LNG Inc.	9.500%	2/1/2029	2,638	2,840
[4]	Venture Global LNG Inc.	8.375%	6/1/2031	2,875	2,951
[4]	Venture Global LNG Inc.	9.875%	2/1/2032	2,895	3,091
	Williams Cos. Inc.	7.500%	1/15/2031	5,660	6,403
	Williams Cos. Inc.	2.600%	3/15/2031	60,025	54,490
	Williams Cos. Inc.	4.650%	8/15/2032	29,500	29,456
	Williams Cos. Inc.	5.600%	3/15/2035	6,429	6,673
	Williams Cos. Inc.	6.000%	3/15/2055	6,660	6,874
					2,408,638
Financials (30.5%)
[4]	200 Park Funding Trust	5.740%	2/15/2055	35,236	35,676
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.375%	11/15/2030	9,899	9,848
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.375%	12/15/2031	52,245	54,025
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/2032	71,465	66,000
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/2033	45,154	40,707
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.950%	9/10/2034	20,000	19,908
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	11/15/2035	12,500	12,385
	Air Lease Corp.	5.200%	7/15/2031	10,000	10,177
	Air Lease Corp.	2.875%	1/15/2032	1,773	1,587
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/2031	161	166
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.375%	10/1/2032	459	474
	Allstate Corp.	5.250%	3/30/2033	73,472	76,052
	Allstate Corp.	5.350%	6/1/2033	26,044	27,148
	Ally Financial Inc.	8.000%	11/1/2031	10,000	11,371
	Ally Financial Inc.	5.548%	7/31/2033	15,332	15,391
	Ally Financial Inc.	6.184%	7/26/2035	20,000	20,678
	American Express Co.	4.989%	5/26/2033	5,000	5,114
	American Express Co.	4.420%	8/3/2033	20,000	19,818
	American Express Co.	5.043%	5/1/2034	20,000	20,553
	American Express Co.	5.625%	7/28/2034	11,309	11,857
	American Express Co.	5.915%	4/25/2035	28,508	30,444
	American Express Co.	5.284%	7/26/2035	46,025	47,486
	American Express Co.	5.442%	1/30/2036	28,913	30,116
	American Express Co.	4.804%	10/24/2036	28,012	27,689
	American International Group Inc.	5.125%	3/27/2033	15,000	15,402
	American International Group Inc.	5.450%	5/7/2035	20,000	20,808
	Ameriprise Financial Inc.	5.200%	4/15/2035	53,581	54,737
[4]	AmWINS Group Inc.	6.375%	2/15/2029	910	927
[4]	AmWINS Group Inc.	4.875%	6/30/2029	1,655	1,598
	Aon Corp. / Aon Global Holdings plc	2.050%	8/23/2031	6,500	5,721
	Aon Corp. / Aon Global Holdings plc	2.600%	12/2/2031	7,000	6,291
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/2033	28,523	29,680
	Aon North America Inc.	5.300%	3/1/2031	25,000	26,035
	Aon North America Inc.	5.450%	3/1/2034	26,000	27,060

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apollo Debt Solutions BDC	6.700%	7/29/2031	30,000	31,602
[4]	Apollo Debt Solutions BDC	6.550%	3/15/2032	25,000	25,985
	Apollo Global Management Inc.	5.150%	8/12/2035	24,357	24,499
	Apollo Global Management Inc.	6.000%	12/15/2054	28,474	28,323
	Ares Capital Corp.	5.800%	3/8/2032	35,000	35,336
	Ares Strategic Income Fund	6.200%	3/21/2032	35,000	35,766
	Arthur J Gallagher & Co.	5.000%	2/15/2032	23,507	23,956
	Arthur J Gallagher & Co.	5.500%	3/2/2033	8,700	9,075
	Arthur J Gallagher & Co.	6.500%	2/15/2034	12,000	13,298
[10]	ASR Nederland NV	7.000%	12/7/2043	2,756	3,797
	Assurant Inc.	5.550%	2/15/2036	8,550	8,640
	Athene Holding Ltd.	6.650%	2/1/2033	10,000	10,853
	Athene Holding Ltd.	5.875%	1/15/2034	10,156	10,543
	Athene Holding Ltd.	3.450%	5/15/2052	11,965	7,798
	Athene Holding Ltd.	6.625%	10/15/2054	55,651	55,326
	Athene Holding Ltd.	6.625%	5/19/2055	11,429	11,959
	Athene Holding Ltd.	6.875%	6/28/2055	10,000	10,074
[10]	Athora Holding Ltd.	5.875%	9/10/2034	4,280	5,345
[11]	Australia & New Zealand Banking Group Ltd.	6.405%	9/20/2034	5,000	3,444
[6,11]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.950%	5.520%	1/16/2034	5,000	3,357
[9]	Aviva plc	6.875%	11/27/2053	2,199	3,105
	Banco Santander SA	2.749%	12/3/2030	23,406	21,238
	Banco Santander SA	5.439%	7/15/2031	50,000	52,431
	Banco Santander SA	3.225%	11/22/2032	5,000	4,556
	Banco Santander SA	6.921%	8/8/2033	39,040	43,327
	Banco Santander SA	6.938%	11/7/2033	42,700	48,969
	Banco Santander SA	5.127%	11/6/2035	30,000	30,041
	Bank of America Corp.	2.651%	3/11/2032	33,320	30,463
	Bank of America Corp.	2.687%	4/22/2032	83,107	75,955
	Bank of America Corp.	2.299%	7/21/2032	88,325	78,579
	Bank of America Corp.	2.572%	10/20/2032	81,450	73,256
	Bank of America Corp.	2.972%	2/4/2033	84,445	76,996
	Bank of America Corp.	4.571%	4/27/2033	96,660	96,517
	Bank of America Corp.	5.288%	4/25/2034	79,177	81,894
	Bank of America Corp.	5.872%	9/15/2034	55,750	59,752
	Bank of America Corp.	5.468%	1/23/2035	45,000	47,019
	Bank of America Corp.	5.425%	8/15/2035	43,000	43,905
	Bank of America Corp.	5.518%	10/25/2035	105,430	108,175
	Bank of America Corp.	5.511%	1/24/2036	63,609	66,565
	Bank of America Corp.	5.744%	2/12/2036	40,000	41,627
	Bank of America Corp.	5.464%	5/9/2036	35,712	37,345
	Bank of America Corp.	2.482%	9/21/2036	20,000	17,423
	Bank of America Corp.	3.846%	3/8/2037	20,000	18,763
	Bank of Montreal	5.511%	6/4/2031	12,500	13,157
	Bank of Montreal	3.088%	1/10/2037	12,000	10,720
	Bank of New York Mellon Corp.	5.060%	7/22/2032	51,761	53,486
	Bank of New York Mellon Corp.	4.289%	6/13/2033	20,449	20,163
	Bank of New York Mellon Corp.	5.834%	10/25/2033	47,578	51,196
	Bank of New York Mellon Corp.	4.706%	2/1/2034	43,235	43,417
	Bank of New York Mellon Corp.	4.967%	4/26/2034	70,537	71,876
	Bank of New York Mellon Corp.	6.474%	10/25/2034	65,432	72,985
	Bank of New York Mellon Corp.	5.188%	3/14/2035	45,121	46,461
	Bank of New York Mellon Corp.	5.316%	6/6/2036	45,000	46,591
	Bank of New York Mellon Corp.	5.606%	7/21/2039	29,640	31,004
	Bank of Nova Scotia	4.588%	5/4/2037	17,000	16,526
	Barclays plc	2.894%	11/24/2032	15,000	13,561
	Barclays plc	5.746%	8/9/2033	16,100	16,929
	Barclays plc	7.437%	11/2/2033	58,830	67,471
	Barclays plc	6.224%	5/9/2034	35,345	38,042
	Barclays plc	6.692%	9/13/2034	20,000	22,107
	Barclays plc	5.335%	9/10/2035	38,000	38,492
	Barclays plc	3.564%	9/23/2035	15,000	14,061
	Barclays plc	5.785%	2/25/2036	43,500	45,483
[4]	Block Inc.	5.625%	8/15/2030	2,025	2,055
	Block Inc.	6.500%	5/15/2032	1,775	1,842
	Blue Owl Finance LLC	6.250%	4/18/2034	19,900	20,650
[4]	Boost Newco Borrower LLC	7.500%	1/15/2031	443	470
[10]	BPCE SA	4.500%	1/13/2033	12,600	15,449
[10]	BPCE SA	4.125%	3/8/2033	8,900	10,640
[4,8]	Bread Financial Holdings Inc.	6.750%	5/15/2031	1,030	1,037

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brookfield Finance Inc.	6.300%	1/15/2055	3,915	3,896
	Brown & Brown Inc.	4.200%	3/17/2032	24,100	23,275
	Brown & Brown Inc.	5.650%	6/11/2034	21,065	21,797
	Brown & Brown Inc.	5.550%	6/23/2035	13,000	13,390
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	15,000	16,319
	Capital One Financial Corp.	2.359%	7/29/2032	28,000	24,302
	Capital One Financial Corp.	2.618%	11/2/2032	24,315	21,623
	Capital One Financial Corp.	5.268%	5/10/2033	10,000	10,203
	Capital One Financial Corp.	5.817%	2/1/2034	51,000	53,456
	Capital One Financial Corp.	6.377%	6/8/2034	73,251	79,277
	Capital One Financial Corp.	6.051%	2/1/2035	20,640	21,886
	Capital One Financial Corp.	6.183%	1/30/2036	96,218	100,357
	Capital One Financial Corp.	5.197%	9/11/2036	48,398	48,042
	Carlyle Group Inc.	5.050%	9/19/2035	18,416	18,230
	Charles Schwab Corp.	5.853%	5/19/2034	54,628	58,434
	Charles Schwab Corp.	6.136%	8/24/2034	70,840	77,087
	Chubb INA Holdings LLC	4.900%	8/15/2035	21,445	21,602
	Citibank NA	5.570%	4/30/2034	52,338	55,501
	Citigroup Inc.	2.561%	5/1/2032	37,000	33,392
	Citigroup Inc.	6.625%	6/15/2032	10,383	11,518
	Citigroup Inc.	3.057%	1/25/2033	47,394	43,267
	Citigroup Inc.	3.785%	3/17/2033	86,244	82,034
	Citigroup Inc.	4.910%	5/24/2033	21,013	21,260
	Citigroup Inc.	6.270%	11/17/2033	48,000	52,383
	Citigroup Inc.	6.174%	5/25/2034	81,110	86,144
	Citigroup Inc.	5.827%	2/13/2035	50,820	52,798
	Citigroup Inc.	6.020%	1/24/2036	50,000	52,322
	Citigroup Inc.	5.333%	3/27/2036	38,800	39,731
	Citigroup Inc.	5.174%	9/11/2036	48,627	49,247
[9]	Close Brothers Finance plc	1.625%	12/3/2030	7,514	8,312
	CNO Financial Group Inc.	6.450%	6/15/2034	30,000	31,771
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	5.553%	10/25/2033	8,200	5,512
[4]	Cooperatieve Rabobank UA	5.710%	1/21/2033	15,000	15,820
	Corebridge Financial Inc.	3.900%	4/5/2032	72,210	68,675
	Corebridge Financial Inc.	6.050%	9/15/2033	39,000	41,586
	Corebridge Financial Inc.	5.750%	1/15/2034	25,000	26,160
	Corebridge Financial Inc.	6.375%	9/15/2054	24,488	25,200
	Credit Suisse USA LLC	7.125%	7/15/2032	27,000	30,919
	Deutsche Bank AG	3.729%	1/14/2032	18,200	17,128
	Deutsche Bank AG	3.742%	1/7/2033	21,200	19,580
	Deutsche Bank AG	7.079%	2/10/2034	24,000	26,315
	Deutsche Bank AG	5.403%	9/11/2035	20,000	20,338
	Equifax Inc.	3.100%	5/15/2030	27,000	25,487
	Equifax Inc.	2.350%	9/15/2031	10,000	8,839
	Equitable Holdings Inc.	5.594%	1/11/2033	23,981	25,134
[10]	Eurobank SA	4.000%	2/7/2036	3,800	4,429
[4]	Fair Isaac Corp.	4.000%	6/15/2028	1,610	1,574
[4]	Fair Isaac Corp.	6.000%	5/15/2033	1,130	1,154
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	7,650	7,189
	Fifth Third Bancorp	5.631%	1/29/2032	30,111	31,486
	Fifth Third Bancorp	4.337%	4/25/2033	5,000	4,862
	Fiserv Inc.	4.550%	2/15/2031	36,667	36,398
	Fiserv Inc.	5.350%	3/15/2031	20,000	20,503
	Fiserv Inc.	5.625%	8/21/2033	22,000	22,673
	Fiserv Inc.	5.150%	8/12/2034	22,000	21,836
	Fiserv Inc.	5.250%	8/11/2035	12,000	11,958
[4]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	620	637
	GATX Corp.	3.500%	6/1/2032	15,985	14,836
[4]	GGAM Finance Ltd.	8.000%	6/15/2028	520	552
[4]	Global Atlantic Fin Co.	7.950%	6/15/2033	77,990	89,245
[4]	Global Atlantic Fin Co.	6.750%	3/15/2054	10,000	10,393
	Global Payments Inc.	2.900%	11/15/2031	70,915	63,075
	Goldman Sachs Group Inc.	2.615%	4/22/2032	70,000	63,558
	Goldman Sachs Group Inc.	2.383%	7/21/2032	69,261	61,723
	Goldman Sachs Group Inc.	2.650%	10/21/2032	52,450	47,132
	Goldman Sachs Group Inc.	3.102%	2/24/2033	39,600	36,320
	Goldman Sachs Group Inc.	6.561%	10/24/2034	10,000	11,177
	Goldman Sachs Group Inc.	5.851%	4/25/2035	45,000	47,918
	Goldman Sachs Group Inc.	5.330%	7/23/2035	53,500	55,032
	Goldman Sachs Group Inc.	5.016%	10/23/2035	55,000	55,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	5.536%	1/28/2036	110,000	114,579
	Goldman Sachs Group Inc.	4.939%	10/21/2036	61,384	61,069
	Hanover Insurance Group Inc.	2.500%	9/1/2030	5,000	4,532
[10]	Helvetia Europe SA	2.750%	9/30/2041	4,600	5,040
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	729	751
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	566	584
[4]	HPS Corporate Lending Fund	5.450%	11/15/2030	25,000	24,723
	HPS Corporate Lending Fund	5.950%	4/14/2032	16,640	16,725
	HSBC Holdings plc	5.733%	5/17/2032	21,890	23,031
	HSBC Holdings plc	2.804%	5/24/2032	87,936	80,019
	HSBC Holdings plc	2.871%	11/22/2032	42,000	37,924
	HSBC Holdings plc	4.762%	3/29/2033	8,000	7,966
	HSBC Holdings plc	8.113%	11/3/2033	30,000	35,196
	HSBC Holdings plc	6.547%	6/20/2034	32,694	35,385
	HSBC Holdings plc	7.399%	11/13/2034	46,200	52,749
	HSBC Holdings plc	5.874%	11/18/2035	38,294	39,805
	HSBC Holdings plc	5.450%	3/3/2036	45,000	46,377
	HSBC Holdings plc	5.790%	5/13/2036	36,135	38,118
	HSBC Holdings plc	5.741%	9/10/2036	30,000	30,658
	HSBC Holdings plc	5.133%	11/6/2036	41,670	41,655
[6,11]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.250%	4.812%	8/28/2031	10,000	6,550
	Huntington Bancshares Inc.	5.023%	5/17/2033	30,000	30,174
	Huntington Bancshares Inc.	5.709%	2/2/2035	54,445	56,549
	Huntington Bancshares Inc.	2.487%	8/15/2036	8,750	7,501
	Huntington Bancshares Inc.	6.141%	11/18/2039	21,940	22,712
	ING Groep NV	4.252%	3/28/2033	18,000	17,628
	ING Groep NV	6.114%	9/11/2034	10,000	10,817
	Intercontinental Exchange Inc.	1.850%	9/15/2032	8,400	7,137
	Intercontinental Exchange Inc.	4.600%	3/15/2033	17,500	17,639
[10]	JAB Holdings BV	4.375%	4/25/2034	10,800	12,943
	Jefferies Financial Group Inc.	2.625%	10/15/2031	7,243	6,357
	Jefferies Financial Group Inc.	2.750%	10/15/2032	35,235	30,423
	Jefferies Financial Group Inc.	6.200%	4/14/2034	38,000	39,877
	JPMorgan Chase & Co.	8.750%	9/1/2030	5,500	6,516
	JPMorgan Chase & Co.	2.580%	4/22/2032	35,000	31,865
	JPMorgan Chase & Co.	2.545%	11/8/2032	48,536	43,682
	JPMorgan Chase & Co.	2.963%	1/25/2033	76,430	69,947
	JPMorgan Chase & Co.	4.586%	4/26/2033	40,130	40,237
	JPMorgan Chase & Co.	4.912%	7/25/2033	78,750	80,372
	JPMorgan Chase & Co.	5.717%	9/14/2033	5,000	5,303
	JPMorgan Chase & Co.	5.350%	6/1/2034	70,000	73,093
	JPMorgan Chase & Co.	6.254%	10/23/2034	50,000	55,036
	JPMorgan Chase & Co.	5.336%	1/23/2035	66,400	68,830
	JPMorgan Chase & Co.	5.766%	4/22/2035	65,000	69,334
	JPMorgan Chase & Co.	5.294%	7/22/2035	75,188	77,716
	JPMorgan Chase & Co.	4.946%	10/22/2035	36,250	36,600
	JPMorgan Chase & Co.	5.502%	1/24/2036	48,837	51,196
	JPMorgan Chase & Co.	5.572%	4/22/2036	55,000	57,972
	JPMorgan Chase & Co.	5.576%	7/23/2036	80,693	83,620
	JPMorgan Chase & Co.	4.810%	10/22/2036	50,110	49,943
	Kemper Corp.	3.800%	2/23/2032	5,000	4,624
	KeyBank NA	4.900%	8/8/2032	10,000	9,884
	KeyBank NA	5.000%	1/26/2033	15,600	15,686
	KeyCorp	4.789%	6/1/2033	12,900	12,830
	KeyCorp	6.401%	3/6/2035	20,852	22,563
	KKR & Co. Inc.	5.100%	8/7/2035	5,230	5,215
	Lloyds Banking Group plc	4.976%	8/11/2033	10,000	10,149
	Lloyds Banking Group plc	7.953%	11/15/2033	8,785	10,231
	Lloyds Banking Group plc	6.068%	6/13/2036	24,253	25,395
	LPL Holdings Inc.	6.000%	5/20/2034	7,873	8,242
	M&T Bank Corp.	6.082%	3/13/2032	57,221	60,498
	M&T Bank Corp.	5.053%	1/27/2034	24,684	24,728
	M&T Bank Corp.	5.400%	7/30/2035	9,898	9,965
	M&T Bank Corp.	5.385%	1/16/2036	10,019	10,154
[11]	Macquarie Bank Ltd.	5.603%	2/20/2035	6,000	4,009
[6,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.850%	5.423%	2/20/2035	3,000	2,004
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	30,000	30,643
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	69,410	70,413
	MetLife Inc.	5.300%	12/15/2034	34,500	35,940
	MetLife Inc.	6.350%	3/15/2055	36,059	38,296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	54,920	48,810
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	11,562	10,333
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	10,000	9,070
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	2,000	1,969
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	16,200	16,698
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/2033	5,000	5,255
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	39,000	40,666
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	49,000	51,405
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	25,000	26,298
	Mitsubishi UFJ Financial Group Inc.	5.188%	9/12/2036	15,000	15,315
	Mizuho Financial Group Inc.	2.564%	9/13/2031	10,000	8,892
	Mizuho Financial Group Inc.	5.323%	7/8/2036	10,000	10,291
	Moody's Corp.	5.000%	8/5/2034	10,000	10,217
	Morgan Stanley	1.794%	2/13/2032	52,894	46,212
	Morgan Stanley	1.928%	4/28/2032	40,000	35,000
	Morgan Stanley	2.239%	7/21/2032	59,078	52,313
	Morgan Stanley	2.511%	10/20/2032	47,000	42,052
	Morgan Stanley	2.943%	1/21/2033	35,132	31,982
	Morgan Stanley	4.889%	7/20/2033	18,354	18,665
	Morgan Stanley	6.342%	10/18/2033	45,993	50,555
	Morgan Stanley	5.250%	4/21/2034	50,805	52,463
	Morgan Stanley	5.424%	7/21/2034	30,653	31,947
	Morgan Stanley	6.627%	11/1/2034	33,210	37,221
	Morgan Stanley	5.466%	1/18/2035	93,020	96,755
	Morgan Stanley	5.831%	4/19/2035	93,600	99,925
	Morgan Stanley	5.320%	7/19/2035	76,520	78,937
	Morgan Stanley	5.587%	1/18/2036	67,268	70,462
	Morgan Stanley	5.664%	4/17/2036	65,000	68,400
	Morgan Stanley	2.484%	9/16/2036	30,000	26,144
	Morgan Stanley	4.892%	10/22/2036	57,958	57,634
	Morgan Stanley	5.297%	4/20/2037	20,712	21,073
	Morgan Stanley	5.948%	1/19/2038	27,080	28,421
	Morgan Stanley	5.942%	2/7/2039	11,930	12,518
	Nasdaq Inc.	1.650%	1/15/2031	4,081	3,584
	Nasdaq Inc.	5.550%	2/15/2034	30,288	31,749
	NatWest Group plc	6.016%	3/2/2034	15,000	16,107
	NatWest Group plc	5.778%	3/1/2035	20,080	21,210
	NatWest Group plc	3.032%	11/28/2035	15,000	13,722
[10]	NIBC Bank NV	4.500%	6/12/2035	1,600	1,906
[4]	Nippon Life Insurance Co.	6.500%	4/30/2055	18,685	20,241
	Nomura Holdings Inc.	2.608%	7/14/2031	9,000	8,099
	Nomura Holdings Inc.	2.999%	1/22/2032	7,000	6,343
	Nomura Holdings Inc.	6.181%	1/18/2033	2,000	2,165
[4]	Northwestern Mutual Life Insurance Co.	6.170%	5/29/2055	10,000	10,746
[4]	Nuveen LLC	5.850%	4/15/2034	5,000	5,268
[10]	Nykredit Realkredit A/S	3.500%	7/10/2031	13,100	15,323
[10]	Oldenburgische Landesbank AG	8.000%	4/24/2034	2,000	2,596
[4]	Panther Escrow Issuer LLC	7.125%	6/1/2031	275	284
	PayPal Holdings Inc.	5.150%	6/1/2034	35,000	35,998
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.200%	6/15/2030	14,686	15,696
[4]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	4,170	4,394
	PNC Financial Services Group Inc.	2.307%	4/23/2032	10,000	8,934
	PNC Financial Services Group Inc.	6.037%	10/28/2033	68,750	74,137
	PNC Financial Services Group Inc.	5.068%	1/24/2034	35,344	36,061
	PNC Financial Services Group Inc.	5.939%	8/18/2034	35,360	37,928
	PNC Financial Services Group Inc.	6.875%	10/20/2034	116,126	131,395
	PNC Financial Services Group Inc.	5.676%	1/22/2035	49,080	51,795
	PNC Financial Services Group Inc.	5.401%	7/23/2035	42,355	43,785
	PNC Financial Services Group Inc.	5.575%	1/29/2036	21,380	22,323
	PNC Financial Services Group Inc.	5.373%	7/21/2036	100,000	102,735
	Principal Financial Group Inc.	5.375%	3/15/2033	5,000	5,200
	Principal Financial Group Inc.	5.500%	3/15/2053	7,838	7,897
	Prudential Financial Inc.	3.700%	10/1/2050	6,495	6,049
	Prudential Financial Inc.	5.125%	3/1/2052	15,158	15,132
	Prudential Financial Inc.	6.000%	9/1/2052	9,328	9,707
	Prudential Financial Inc.	6.750%	3/1/2053	22,282	23,849
	Prudential Financial Inc.	6.500%	3/15/2054	13,019	13,859
[10]	Raiffeisen Bank International AG	5.250%	1/2/2035	5,400	6,578
	Regions Financial Corp.	5.502%	9/6/2035	36,518	37,397
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	25,290	26,471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	20,304	21,248
[4]	Rocket Cos. Inc.	6.125%	8/1/2030	1,503	1,551
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/2031	1,850	1,739
[9]	Rothesay Life plc	7.734%	5/16/2033	800	1,165
[8]	Royal Bank of Canada	4.305%	11/3/2031	25,440	25,305
	S&P Global Inc.	2.900%	3/1/2032	5,438	4,999
	Santander UK Group Holdings plc	5.136%	9/22/2036	25,000	24,783
[4]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	500	517
[4]	Sixth Street Lending Partners	6.125%	7/15/2030	16,988	17,442
	Sixth Street Specialty Lending Inc.	5.625%	8/15/2030	6,852	6,922
[10]	Sogecap SA	6.500%	5/16/2044	5,300	6,996
[4]	Starwood Property Trust Inc.	6.500%	10/15/2030	420	437
	State Street Corp.	4.675%	10/22/2032	8,080	8,172
	State Street Corp.	4.164%	8/4/2033	10,000	9,766
	State Street Corp.	6.123%	11/21/2034	40,076	43,437
	State Street Corp.	5.146%	2/28/2036	35,000	35,825
	State Street Corp.	4.784%	10/23/2036	33,185	33,038
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	11,400	9,967
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	29,700	31,100
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	25,000	26,192
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	25,450	27,183
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	15,000	15,295
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	20,000	21,095
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/2035	15,000	15,952
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	25,000	25,712
	Toronto-Dominion Bank	5.298%	1/30/2032	61,556	64,251
	Toronto-Dominion Bank	3.200%	3/10/2032	6,958	6,470
	Toronto-Dominion Bank	4.928%	10/15/2035	34,365	34,425
	Truist Financial Corp.	4.916%	7/28/2033	35,216	35,153
	Truist Financial Corp.	4.964%	10/23/2036	40,000	39,403
[4]	UBS Group AG	3.091%	5/14/2032	63,295	58,604
[4]	UBS Group AG	6.537%	8/12/2033	42,000	46,357
[4]	UBS Group AG	5.580%	5/9/2036	44,500	46,469
[4]	UBS Group AG	5.010%	3/23/2037	69,970	69,620
	US Bancorp	4.967%	7/22/2033	30,650	30,735
	US Bancorp	5.850%	10/21/2033	106,440	113,464
	US Bancorp	4.839%	2/1/2034	62,295	62,630
	US Bancorp	5.836%	6/12/2034	58,590	62,473
	US Bancorp	5.678%	1/23/2035	4,011	4,226
	US Bancorp	5.424%	2/12/2036	5,000	5,187
	US Bancorp	2.491%	11/3/2036	25,000	21,603
[4]	USI Inc.	7.500%	1/15/2032	180	186
[4]	UWM Holdings LLC	6.625%	2/1/2030	475	484
	Verisk Analytics Inc.	5.750%	4/1/2033	10,000	10,574
	Verisk Analytics Inc.	5.250%	6/5/2034	1,874	1,927
	Verisk Analytics Inc.	5.250%	3/15/2035	30,607	31,171
	Verisk Analytics Inc.	5.125%	2/15/2036	46,928	47,187
[12]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.500%	1/15/2013	6,147	16
[12]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.650%	8/15/2014	7,500	19
[12]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.125%	1/15/2015	9,000	23
	Wells Fargo & Co.	3.350%	3/2/2033	92,510	86,275
	Wells Fargo & Co.	4.897%	7/25/2033	74,950	76,076
	Wells Fargo & Co.	5.389%	4/24/2034	62,000	64,399
	Wells Fargo & Co.	5.557%	7/25/2034	85,415	89,621
	Wells Fargo & Co.	6.491%	10/23/2034	86,975	96,612
	Wells Fargo & Co.	5.499%	1/23/2035	10,000	10,431
	Wells Fargo & Co.	5.211%	12/3/2035	25,000	25,586
	Wells Fargo & Co.	5.605%	4/23/2036	33,446	35,104
	Westpac Banking Corp.	5.405%	8/10/2033	17,028	17,598
	Westpac Banking Corp.	6.820%	11/17/2033	25,000	28,024
	Westpac Banking Corp.	2.668%	11/15/2035	25,000	22,523
	Westpac Banking Corp.	5.618%	11/20/2035	35,000	36,213
	Willis North America Inc.	5.350%	5/15/2033	17,000	17,559
[4]	Wynnton Funding Trust II	5.991%	8/15/2055	10,000	10,287
					11,587,524
Health Care (7.7%)
[4]	1261229 BC Ltd.	10.000%	4/15/2032	1,810	1,894
	AbbVie Inc.	5.050%	3/15/2034	43,750	45,019
	AbbVie Inc.	5.200%	3/15/2035	15,000	15,508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Adventist Health System	5.757%	12/1/2034	15,000	15,507
	Agilent Technologies Inc.	2.300%	3/12/2031	25,000	22,475
	Agilent Technologies Inc.	4.750%	9/9/2034	49,090	48,982
	Amgen Inc.	2.300%	2/25/2031	51,020	46,077
	Amgen Inc.	2.000%	1/15/2032	10,000	8,690
	Amgen Inc.	3.350%	2/22/2032	29,065	27,360
	Amgen Inc.	5.250%	3/2/2033	46,000	47,627
	Astrazeneca Finance LLC	5.000%	2/26/2034	12,610	13,030
[4]	Bausch & Lomb Corp.	8.375%	10/1/2028	3,949	4,127
	Baxter International Inc.	1.730%	4/1/2031	35,000	30,031
[10]	Bayer AG	1.000%	1/12/2036	2,300	2,007
	Becton Dickinson & Co.	1.957%	2/11/2031	22,587	19,967
	Becton Dickinson & Co.	4.298%	8/22/2032	27,000	26,528
	Becton Dickinson & Co.	5.110%	2/8/2034	34,211	34,915
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	35,800	37,223
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	3,866	4,014
	Cardinal Health Inc.	5.350%	11/15/2034	40,000	41,173
	Cardinal Health Inc.	5.150%	9/15/2035	9,961	10,062
	Cencora Inc.	2.700%	3/15/2031	71,871	66,046
	Cencora Inc.	5.150%	2/15/2035	29,115	29,857
	Centene Corp.	3.000%	10/15/2030	31,830	28,467
	Centene Corp.	2.500%	3/1/2031	50,000	43,057
	Centene Corp.	2.625%	8/1/2031	16,279	13,972
[4]	Charles River Laboratories International Inc.	3.750%	3/15/2029	2,765	2,651
[4]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	1,240	1,336
[4]	CHS / Community Health Systems Inc.	9.750%	1/15/2034	1,540	1,630
	Cigna Group	2.375%	3/15/2031	37,985	34,219
	Cigna Group	4.875%	9/15/2032	40,000	40,339
	Cigna Group	5.250%	2/15/2034	31,000	31,879
	Cigna Group	5.250%	1/15/2036	41,526	42,164
	CommonSpirit Health	4.975%	9/1/2035	16,750	16,671
	CVS Health Corp.	5.250%	1/30/2031	24,726	25,498
	CVS Health Corp.	1.875%	2/28/2031	42,668	37,222
	CVS Health Corp.	5.550%	6/1/2031	49,050	51,411
	CVS Health Corp.	5.250%	2/21/2033	57,200	58,767
	CVS Health Corp.	5.300%	6/1/2033	24,980	25,659
	CVS Health Corp.	5.700%	6/1/2034	7,104	7,423
	CVS Health Corp.	5.450%	9/15/2035	27,851	28,422
	CVS Health Corp.	6.200%	9/15/2055	10,000	10,269
[4]	DaVita Inc.	4.625%	6/1/2030	1,020	984
[4]	DaVita Inc.	3.750%	2/15/2031	430	395
[4]	DaVita Inc.	6.875%	9/1/2032	1,665	1,725
	Elevance Health Inc.	2.550%	3/15/2031	17,234	15,683
	Elevance Health Inc.	4.950%	11/1/2031	50,000	51,028
	Elevance Health Inc.	4.100%	5/15/2032	23,690	23,009
	Elevance Health Inc.	4.600%	9/15/2032	100,000	99,556
	Elevance Health Inc.	5.500%	10/15/2032	32,000	33,627
	Elevance Health Inc.	4.750%	2/15/2033	33,852	33,985
	Elevance Health Inc.	5.375%	6/15/2034	71,458	73,777
	Elevance Health Inc.	5.000%	1/15/2036	12,470	12,418
	Elevance Health Inc.	5.700%	2/15/2055	16,160	15,957
[4]	Endo Finance Holdings Inc.	8.500%	4/15/2031	3,160	3,350
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	43,718	44,503
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	31,925	34,336
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	19,698	20,406
	Gilead Sciences Inc.	5.100%	6/15/2035	52,759	54,264
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	5,000	5,286
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	65,000	65,770
	HCA Inc.	5.450%	4/1/2031	70,850	73,720
	HCA Inc.	2.375%	7/15/2031	40,000	35,661
	HCA Inc.	5.500%	3/1/2032	35,000	36,532
	HCA Inc.	3.625%	3/15/2032	113,995	107,279
	HCA Inc.	4.600%	11/15/2032	58,845	58,480
	HCA Inc.	5.500%	6/1/2033	2,000	2,083
	HCA Inc.	5.750%	3/1/2035	42,430	44,504
	HCA Inc.	4.900%	11/15/2035	40,860	40,258
	HCA Inc.	5.900%	6/1/2053	5,000	4,969
	HCA Inc.	5.700%	11/15/2055	10,785	10,465
	Humana Inc.	5.375%	4/15/2031	32,000	33,056
	Humana Inc.	2.150%	2/3/2032	12,000	10,334

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	IQVIA Inc.	6.250%	6/1/2032	1,735	1,806
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	39,985	39,784
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	20,867	20,664
	McKesson Corp.	4.950%	5/30/2032	58,669	60,228
	McKesson Corp.	5.250%	5/30/2035	49,500	51,184
[4]	Medline Borrower LP	3.875%	4/1/2029	2,490	2,419
[4]	Medline Borrower LP	5.250%	10/1/2029	1,949	1,941
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	901	856
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/2034	405	363
	PeaceHealth Obligated Group	4.855%	11/15/2032	15,000	15,169
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/2033	34,902	35,324
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	12,000	12,394
	Quest Diagnostics Inc.	2.800%	6/30/2031	7,655	7,038
	Quest Diagnostics Inc.	5.000%	12/15/2034	5,000	5,048
	Revvity Inc.	2.250%	9/15/2031	11,000	9,601
	Royalty Pharma plc	2.200%	9/2/2030	29,500	26,571
	Royalty Pharma plc	2.150%	9/2/2031	11,000	9,603
[8]	Sanofi SA	4.200%	11/3/2032	25,000	24,820
[4]	Star Parent Inc.	9.000%	10/1/2030	280	299
	STERIS Irish FinCo Unlimited Co.	2.700%	3/15/2031	22,000	20,086
	Stryker Corp.	4.625%	9/11/2034	17,415	17,328
	Stryker Corp.	5.200%	2/10/2035	9,895	10,195
	Sutter Health	5.213%	8/15/2032	20,000	20,813
	Sutter Health	5.537%	8/15/2035	10,000	10,540
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	20,000	20,601
	Tenet Healthcare Corp.	4.250%	6/1/2029	1,804	1,762
	Tenet Healthcare Corp.	4.375%	1/15/2030	280	273
	Tenet Healthcare Corp.	6.125%	6/15/2030	280	285
	Tenet Healthcare Corp.	6.750%	5/15/2031	907	941
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	833	820
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	995	1,027
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	21,000	20,988
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	18,525	19,117
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	25,000	24,967
	UnitedHealth Group Inc.	4.950%	1/15/2032	39,800	40,722
	UnitedHealth Group Inc.	5.350%	2/15/2033	11,925	12,445
	UnitedHealth Group Inc.	4.500%	4/15/2033	43,990	43,616
	UnitedHealth Group Inc.	5.000%	4/15/2034	16,875	17,164
	UnitedHealth Group Inc.	5.150%	7/15/2034	20,000	20,531
	UnitedHealth Group Inc.	5.300%	6/15/2035	29,425	30,462
	UnitedHealth Group Inc.	4.750%	5/15/2052	5,500	4,846
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	27,243	24,535
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	25,000	25,599
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	24,545	25,595
	Zoetis Inc.	5.600%	11/16/2032	23,590	25,067
	Zoetis Inc.	5.000%	8/17/2035	38,520	38,887
					2,950,899
Industrials (4.9%)
[4]	Air Canada	3.875%	8/15/2026	2,415	2,397
[4]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.875%	6/15/2030	555	569
[4]	Allison Transmission Inc.	5.875%	6/1/2029	2,000	2,016
[4]	American Airlines Inc.	8.500%	5/15/2029	778	812
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	5,041	5,077
[5,8]	American Airlines Pass Through Trust Class B Series 2025-1	5.650%	5/11/2036	15,000	15,170
[8]	Amphenol Corp.	4.400%	2/15/2033	88,017	87,071
[8]	Amphenol Corp.	4.625%	2/15/2036	132,976	130,688
[11]	Aurizon Network Pty Ltd.	2.900%	9/2/2030	19,450	11,495
[11]	Aurizon Network Pty Ltd.	6.100%	9/12/2031	9,650	6,549
	Automatic Data Processing Inc.	4.750%	5/8/2032	44,075	45,127
[4]	BAE Systems plc	5.250%	3/26/2031	8,390	8,713
	Boeing Co.	5.150%	5/1/2030	19,468	20,007
	Boeing Co.	3.625%	2/1/2031	52,339	50,201
	Boeing Co.	6.388%	5/1/2031	81,223	88,279
	Boeing Co.	3.600%	5/1/2034	10,000	9,072
	Boeing Co.	6.528%	5/1/2034	123,410	136,559
	Boeing Co.	5.930%	5/1/2060	20,000	19,863
	Boeing Co.	7.008%	5/1/2064	5,000	5,712
[11]	Brisbane Airport Corp. Pty Ltd.	5.900%	3/8/2034	20,000	13,597
[4]	BWX Technologies Inc.	4.125%	6/30/2028	2,800	2,737

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian National Railway Co.	3.850%	8/5/2032	21,585	20,819
	Canadian Pacific Railway Co.	2.450%	12/2/2031	3,000	2,674
	Carrier Global Corp.	5.900%	3/15/2034	2,129	2,292
	Caterpillar Inc.	5.200%	5/15/2035	38,175	39,629
[4]	Chart Industries Inc.	9.500%	1/1/2031	276	295
[4]	Clean Harbors Inc.	5.125%	7/15/2029	6,705	6,670
[4]	Daimler Truck Finance North America LLC	5.375%	1/13/2032	23,000	23,614
[4]	Entegris Inc.	4.750%	4/15/2029	24,932	24,760
[4]	Entegris Inc.	5.950%	6/15/2030	3,000	3,043
	FedEx Corp.	2.400%	5/15/2031	32,544	29,150
[4]	Garda World Security Corp.	8.250%	8/1/2032	1,745	1,776
[4]	Garda World Security Corp.	8.375%	11/15/2032	1,410	1,434
[4]	Gates Corp.	6.875%	7/1/2029	1,250	1,297
	GE Capital Funding LLC	4.550%	5/15/2032	12,131	12,233
[4]	Genesee & Wyoming Inc.	6.250%	4/15/2032	1,010	1,030
[10]	Heathrow Funding Ltd.	1.875%	3/14/2036	4,500	4,551
[10]	Heathrow Funding Ltd.	3.875%	1/16/2038	6,100	7,025
[4]	Herc Holdings Inc.	7.000%	6/15/2030	485	508
[4]	Herc Holdings Inc.	7.250%	6/15/2033	390	411
	Honeywell International Inc.	4.750%	2/1/2032	43,530	44,319
	Honeywell International Inc.	5.000%	2/15/2033	22,975	23,642
	Hubbell Inc.	2.300%	3/15/2031	15,000	13,536
[8]	Hubbell Inc.	4.800%	11/15/2035	15,000	14,932
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	11,053	10,934
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	39,978	42,161
	Ingersoll Rand Inc.	5.314%	6/15/2031	10,500	10,960
	Ingersoll Rand Inc.	5.700%	8/14/2033	20,000	21,249
	Ingersoll Rand Inc.	5.450%	6/15/2034	22,130	23,038
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	11,580	12,188
[4]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	1,860	1,828
	John Deere Capital Corp.	4.400%	9/8/2031	24,685	24,875
	Keysight Technologies Inc.	4.950%	10/15/2034	12,499	12,588
	L3Harris Technologies Inc.	1.800%	1/15/2031	14,540	12,811
	L3Harris Technologies Inc.	5.250%	6/1/2031	35,290	36,711
	L3Harris Technologies Inc.	5.400%	7/31/2033	55,985	58,363
[11]	Lonsdale Finance Pty Ltd.	5.500%	11/19/2031	8,000	5,387
	Northrop Grumman Corp.	4.700%	3/15/2033	25,740	25,951
	Northrop Grumman Corp.	4.900%	6/1/2034	58,863	59,702
	Northrop Grumman Corp.	5.250%	7/15/2035	19,920	20,703
	Otis Worldwide Corp.	5.125%	11/19/2031	22,000	22,812
	Otis Worldwide Corp.	5.131%	9/4/2035	11,180	11,348
[11]	Pacific National Finance Pty Ltd.	5.400%	5/12/2027	22,860	14,979
[11]	Pacific National Finance Pty Ltd.	3.700%	9/24/2029	18,940	11,518
[11]	Perth Airport Pty Ltd.	5.600%	3/5/2031	16,820	11,286
[11]	Qantas Airways Ltd.	3.150%	9/27/2028	10,500	6,610
[11]	Qantas Airways Ltd.	2.950%	11/27/2029	4,270	2,602
[11]	Qantas Airways Ltd.	5.900%	9/19/2034	5,000	3,394
	Quanta Services Inc.	2.900%	10/1/2030	8,400	7,858
	Quanta Services Inc.	2.350%	1/15/2032	7,000	6,186
[4]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	1,300	1,329
	Regal Rexnord Corp.	6.400%	4/15/2033	6,750	7,229
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	2,230	2,182
	RTX Corp.	6.000%	3/15/2031	50,000	53,943
	RTX Corp.	1.900%	9/1/2031	43,965	38,407
	RTX Corp.	2.375%	3/15/2032	15,351	13,606
	RTX Corp.	5.150%	2/27/2033	51,088	52,965
	RTX Corp.	6.100%	3/15/2034	5,000	5,493
[8]	Ryder System Inc.	4.300%	12/1/2030	7,622	7,581
	Ryder System Inc.	6.600%	12/1/2033	41,914	46,612
[4]	Siemens Funding BV	4.900%	5/28/2032	24,430	25,126
[4]	Siemens Funding BV	5.200%	5/28/2035	50,000	51,745
	Southwest Airlines Co.	7.375%	3/1/2027	4,930	5,109
	Spirit AeroSystems Inc.	4.600%	6/15/2028	680	685
[4]	Spirit AeroSystems Inc.	9.750%	11/15/2030	1,653	1,816
[4]	TopBuild Corp.	3.625%	3/15/2029	1,500	1,447
[4]	TransDigm Inc.	6.375%	3/1/2029	1,486	1,526
[4]	TransDigm Inc.	7.125%	12/1/2031	1,083	1,132
[4]	TransDigm Inc.	6.625%	3/1/2032	51	53
[4]	TransDigm Inc.	6.375%	5/31/2033	8,070	8,229
	Trimble Inc.	6.100%	3/15/2033	5,500	5,895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/2032	3,930	3,520
[4]	United Airlines Inc.	4.375%	4/15/2026	235	235
[4]	United Airlines Inc.	4.625%	4/15/2029	1,837	1,819
	United Parcel Service Inc.	5.150%	5/22/2034	9,670	10,047
	United Parcel Service Inc.	5.250%	5/14/2035	30,000	31,133
	Waste Connections Inc.	5.250%	9/1/2035	12,490	12,877
	Waste Management Inc.	4.950%	3/15/2035	6,665	6,769
[4]	WESCO Distribution Inc.	6.625%	3/15/2032	1,345	1,406
[11]	WestConnex Finance Co. Pty Ltd.	3.150%	3/31/2031	30,000	17,806
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	12,000	12,609
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	18,000	18,691
					1,868,415
Materials (2.6%)
[4]	Alcoa Nederland Holding BV	5.500%	12/15/2027	960	956
	Amcor Flexibles North America Inc.	2.690%	5/25/2031	20,000	18,210
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	42,310	43,750
[4]	Amrize Finance US LLC	5.400%	4/7/2035	3,300	3,406
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.000%	6/15/2027	2,000	2,004
	Ball Corp.	2.875%	8/15/2030	350	320
	Ball Corp.	5.500%	9/15/2033	2,000	2,023
	Berry Global Inc.	5.650%	1/15/2034	22,569	23,568
	BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	35,000	36,269
	BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	40,000	40,855
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	15,000	15,604
	BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	35,000	35,519
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	2,020	2,023
	Braskem Netherlands Finance BV	4.500%	1/10/2028	11,078	4,970
	Braskem Netherlands Finance BV	4.500%	1/31/2030	5,933	2,382
	Braskem Netherlands Finance BV	5.875%	1/31/2050	2,768	1,069
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	2,633	2,493
[4]	Chemours Co.	4.625%	11/15/2029	3,990	3,518
[4]	Chemours Co.	8.000%	1/15/2033	775	748
[4]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	3,055	3,201
	CRH America Finance Inc.	5.000%	2/9/2036	24,988	25,036
[4]	Crown Americas LLC	5.875%	6/1/2033	5,895	5,981
	Dow Chemical Co.	2.100%	11/15/2030	34,000	30,145
	Dow Chemical Co.	6.300%	3/15/2033	8,000	8,566
	Eastman Chemical Co.	5.750%	3/8/2033	15,000	15,736
	Eastman Chemical Co.	5.625%	2/20/2034	25,000	25,775
	EIDP Inc.	5.125%	5/15/2032	20,000	20,537
[4]	Element Solutions Inc.	3.875%	9/1/2028	2,357	2,281
[4]	First Quantum Minerals Ltd.	9.375%	3/1/2029	112	119
[4]	First Quantum Minerals Ltd.	8.625%	6/1/2031	1,600	1,675
[4]	Georgia-Pacific LLC	4.950%	6/30/2032	4,441	4,548
[4]	Glencore Funding LLC	5.673%	4/1/2035	30,000	31,344
[4]	Graphic Packaging International LLC	4.750%	7/15/2027	3,988	3,979
[4]	Graphic Packaging International LLC	3.750%	2/1/2030	5,205	4,886
[4]	Graphic Packaging International LLC	6.375%	7/15/2032	2,000	2,031
[4]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	1,725	1,683
[4]	JH North America Holdings Inc.	5.875%	1/31/2031	495	504
[4]	JH North America Holdings Inc.	6.125%	7/31/2032	600	616
[4,8]	Kaiser Aluminum Corp.	5.875%	3/1/2034	385	384
	LYB International Finance III LLC	5.625%	5/15/2033	14,000	14,297
	LYB International Finance III LLC	5.500%	3/1/2034	10,000	9,979
[4]	Magnera Corp.	7.250%	11/15/2031	2,720	2,349
	Martin Marietta Materials Inc.	2.400%	7/15/2031	25,000	22,455
	Martin Marietta Materials Inc.	5.150%	12/1/2034	30,000	30,682
	Newmont Corp. / Newcrest Finance Pty Ltd.	5.350%	3/15/2034	19,440	20,305
[4]	Novelis Corp.	4.750%	1/30/2030	2,553	2,465
[4]	Novelis Corp.	6.875%	1/30/2030	250	260
	Nucor Corp.	3.125%	4/1/2032	15,620	14,444
	Nutrien Ltd.	5.250%	3/12/2032	25,000	25,812
	Nutrien Ltd.	5.400%	6/21/2034	55,000	56,771
[4]	OCP SA	6.100%	4/30/2030	6,435	6,743
[4]	Olin Corp.	6.625%	4/1/2033	1,387	1,375
[4]	Olympus Water US Holding Corp.	7.250%	6/15/2031	3,000	3,003
[4]	Olympus Water US Holding Corp.	7.250%	2/15/2033	3,460	3,445
	Owens Corning	5.700%	6/15/2034	35,352	37,165
[4]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	960	941

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	630	616
	PPG Industries Inc.	4.375%	3/15/2031	25,000	24,906
[4]	Qnity Electronics Inc.	5.750%	8/15/2032	770	783
[4]	Quikrete Holdings Inc.	6.375%	3/1/2032	2,425	2,517
[4]	Quikrete Holdings Inc.	6.750%	3/1/2033	3,630	3,775
	Rio Tinto Finance USA plc	5.250%	3/14/2035	70,000	72,367
	RPM International Inc.	2.950%	1/15/2032	3,415	3,099
[4]	Sealed Air Corp.	5.000%	4/15/2029	301	299
[4]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/2028	210	212
[4]	Sealed Air Corp. / Sealed Air Corp. US	7.250%	2/15/2031	520	545
	Sherwin-Williams Co.	2.200%	3/15/2032	3,193	2,789
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	64,092	66,256
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	33,346	34,366
[4]	SNF Group SACA	3.375%	3/15/2030	2,925	2,706
	Steel Dynamics Inc.	3.250%	1/15/2031	2,950	2,792
	Steel Dynamics Inc.	5.375%	8/15/2034	15,000	15,559
	Suzano Netherlands BV	5.500%	1/15/2036	23,590	23,490
[4]	Trivium Packaging Finance BV	8.250%	7/15/2030	550	569
[4]	Trivium Packaging Finance BV	12.250%	1/15/2031	620	648
[4]	Tronox Inc.	9.125%	9/30/2030	345	315
	Vale Canada Ltd.	7.200%	9/15/2032	2,504	2,794
	Vale Overseas Ltd.	3.750%	7/8/2030	5,000	4,824
	Vulcan Materials Co.	5.350%	12/1/2034	20,000	20,662
[4]	WR Grace Holdings LLC	5.625%	8/15/2029	1,243	1,137
[4]	WR Grace Holdings LLC	7.375%	3/1/2031	275	276
[4]	WR Grace Holdings LLC	6.625%	8/15/2032	220	213
	WRKCo Inc.	4.200%	6/1/2032	4,999	4,853
					974,573
Real Estate (4.3%)
	Agree LP	2.900%	10/1/2030	6,500	6,063
	Agree LP	4.800%	10/1/2032	23,225	23,445
	Agree LP	2.600%	6/15/2033	6,435	5,544
	Agree LP	5.625%	6/15/2034	21,928	22,906
	Agree LP	5.600%	6/15/2035	15,000	15,662
	Alexandria Real Estate Equities Inc.	4.900%	12/15/2030	20,060	20,332
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	12,881	12,020
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	27,233	22,951
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	7,000	5,716
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	3,000	2,573
	American Homes 4 Rent LP	2.375%	7/15/2031	10,000	8,871
	American Homes 4 Rent LP	3.625%	4/15/2032	15,000	14,094
	American Homes 4 Rent LP	5.500%	2/1/2034	10,000	10,327
	American Homes 4 Rent LP	5.500%	7/15/2034	20,000	20,658
	American Tower Corp.	2.700%	4/15/2031	20,000	18,256
	American Tower Corp.	2.300%	9/15/2031	10,000	8,856
	American Tower Corp.	5.650%	3/15/2033	12,000	12,649
	American Tower Corp.	5.550%	7/15/2033	17,000	17,781
	American Tower Corp.	5.900%	11/15/2033	2,000	2,140
[10]	Aroundtown SA	3.500%	5/13/2030	15,900	18,288
	AvalonBay Communities Inc.	2.450%	1/15/2031	5,000	4,557
	AvalonBay Communities Inc.	5.000%	2/15/2033	6,700	6,855
	AvalonBay Communities Inc.	5.300%	12/7/2033	10,000	10,409
[10]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/2029	16,000	18,713
[10]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/2030	1,800	1,934
	Boston Properties LP	2.550%	4/1/2032	17,155	14,854
	Boston Properties LP	2.450%	10/1/2033	23,000	18,886
	Brandywine Operating Partnership LP	8.875%	4/12/2029	3,110	3,381
	Brandywine Operating Partnership LP	6.125%	1/15/2031	340	342
	Brixmor Operating Partnership LP	2.500%	8/16/2031	10,000	8,900
	Brixmor Operating Partnership LP	5.200%	4/1/2032	13,580	13,886
	Brixmor Operating Partnership LP	4.850%	2/15/2033	15,000	14,945
	Brixmor Operating Partnership LP	5.500%	2/15/2034	8,000	8,240
	COPT Defense Properties LP	2.750%	4/15/2031	6,226	5,654
	COPT Defense Properties LP	2.900%	12/1/2033	2,000	1,706
	Cousins Properties LP	5.375%	2/15/2032	20,000	20,452
	Crown Castle Inc.	2.250%	1/15/2031	18,715	16,670
	Crown Castle Inc.	2.100%	4/1/2031	8,000	7,023
	Crown Castle Inc.	2.500%	7/15/2031	7,000	6,232
	Crown Castle Inc.	5.800%	3/1/2034	10,780	11,349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CubeSmart LP	2.000%	2/15/2031	28,804	25,331
	DOC DR LLC	2.625%	11/1/2031	25,000	22,284
[10]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	10,100	12,024
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	8,709	9,028
	Equinix Inc.	2.500%	5/15/2031	10,000	9,025
	Equinix Inc.	3.900%	4/15/2032	8,740	8,397
	ERP Operating LP	4.950%	6/15/2032	20,000	20,478
	ERP Operating LP	4.650%	9/15/2034	793	786
	Essential Properties LP	5.400%	12/1/2035	10,000	10,026
	Essex Portfolio LP	1.650%	1/15/2031	7,533	6,534
	Essex Portfolio LP	2.550%	6/15/2031	3,900	3,510
	Essex Portfolio LP	2.650%	3/15/2032	7,000	6,251
	Essex Portfolio LP	5.500%	4/1/2034	2,642	2,750
	Essex Portfolio LP	5.375%	4/1/2035	10,436	10,791
	Extra Space Storage LP	2.200%	10/15/2030	7,000	6,274
	Extra Space Storage LP	5.900%	1/15/2031	23,540	25,014
	Extra Space Storage LP	2.550%	6/1/2031	20,485	18,460
	Extra Space Storage LP	2.400%	10/15/2031	15,000	13,240
	Extra Space Storage LP	2.350%	3/15/2032	39,196	34,094
	Extra Space Storage LP	4.950%	1/15/2033	17,501	17,621
	Extra Space Storage LP	5.400%	2/1/2034	15,000	15,440
	Extra Space Storage LP	5.350%	1/15/2035	10,000	10,225
	Extra Space Storage LP	5.400%	6/15/2035	6,428	6,578
	Healthpeak OP LLC	2.875%	1/15/2031	13,507	12,447
	Healthpeak OP LLC	5.250%	12/15/2032	25,355	26,049
	Healthpeak OP LLC	5.375%	2/15/2035	8,106	8,291
	Highwoods Realty LP	2.600%	2/1/2031	30,717	27,271
	Highwoods Realty LP	7.650%	2/1/2034	59,113	67,431
	Host Hotels & Resorts LP	2.900%	12/15/2031	18,025	16,106
	Host Hotels & Resorts LP	5.700%	7/1/2034	21,275	21,815
	Hudson Pacific Properties LP	3.950%	11/1/2027	800	766
	Hudson Pacific Properties LP	5.950%	2/15/2028	917	896
[10]	ICADE	4.375%	5/22/2035	2,500	2,887
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	4,000	3,465
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	20,000	20,095
[10]	IWG US Finance LLC	6.500%	6/28/2030	1,222	1,546
[10]	IWG US Finance LLC	5.125%	5/14/2032	6,300	7,434
	Kilroy Realty LP	2.500%	11/15/2032	20,200	16,777
	Kilroy Realty LP	2.650%	11/15/2033	7,869	6,419
	Kimco Realty OP LLC	2.250%	12/1/2031	16,400	14,473
	Kimco Realty OP LLC	3.200%	4/1/2032	12,657	11,710
	Kimco Realty OP LLC	4.600%	2/1/2033	18,000	17,916
	Kite Realty Group LP	5.200%	8/15/2032	15,000	15,295
	LXP Industrial Trust	2.375%	10/1/2031	5,000	4,344
	Mid-America Apartments LP	1.700%	2/15/2031	1,900	1,659
	Mid-America Apartments LP	5.000%	3/15/2034	6,500	6,587
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	2,797	1,984
[4]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	2,810	2,953
	National Health Investors Inc.	5.350%	2/1/2033	5,000	4,951
	NNN REIT Inc.	5.600%	10/15/2033	23,503	24,593
	NNN REIT Inc.	5.500%	6/15/2034	10,000	10,360
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	11,198	10,378
	Omega Healthcare Investors Inc.	3.250%	4/15/2033	18,900	16,674
[4]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/2027	7,000	6,962
[4]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/2029	11,900	11,830
[4]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/2030	370	379
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	15,196	13,541
[10]	Prologis Euro Finance LLC	3.875%	9/22/2037	2,867	3,304
	Prologis LP	5.125%	1/15/2034	11,700	12,013
	Prologis LP	5.000%	3/15/2034	49,850	50,687
	Prologis LP	5.250%	5/15/2035	10,000	10,297
[10]	Public Property Invest A/S	4.625%	3/12/2030	2,976	3,549
[10]	Public Property Invest A/S	4.375%	10/1/2032	1,100	1,285
	Public Storage Operating Co.	5.350%	8/1/2053	25,000	24,652
	Realty Income Corp.	3.250%	1/15/2031	15,607	14,787
	Realty Income Corp.	2.700%	2/15/2032	10,000	8,997
	Realty Income Corp.	5.625%	10/13/2032	15,000	15,896
	Realty Income Corp.	4.500%	2/1/2033	20,000	19,775
	Realty Income Corp.	5.125%	4/15/2035	4,593	4,665
	Regency Centers LP	5.000%	7/15/2032	17,000	17,412

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regency Centers LP	5.250%	1/15/2034	11,600	11,930
[11]	Region Retail Trust	5.550%	3/5/2031	22,500	15,134
	Rexford Industrial Realty LP	2.125%	12/1/2030	5,488	4,903
	Rexford Industrial Realty LP	2.150%	9/1/2031	17,430	15,217
[4]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/2032	575	591
[4]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	6/15/2033	625	645
	Sabra Health Care LP	3.200%	12/1/2031	41,626	37,743
	SBA Communications Corp.	3.125%	2/1/2029	1,845	1,744
[11]	Scentre Group Trust 1	5.350%	9/18/2035	15,000	9,687
	Service Properties Trust	5.500%	12/15/2027	3,270	3,189
[4]	Service Properties Trust	0.000%	9/30/2028	2,485	2,194
	Simon Property Group LP	2.250%	1/15/2032	10,000	8,784
	Simon Property Group LP	2.650%	2/1/2032	14,298	12,824
	Simon Property Group LP	6.250%	1/15/2034	5,000	5,490
	Simon Property Group LP	4.750%	9/26/2034	10,000	9,933
	Simon Property Group LP	5.125%	10/1/2035	25,000	25,328
	Store Capital LLC	2.750%	11/18/2030	7,294	6,640
	Tanger Properties LP	2.750%	9/1/2031	5,000	4,499
	UDR Inc.	3.000%	8/15/2031	10,660	9,861
	UDR Inc.	1.900%	3/15/2033	4,900	4,038
	Ventas Realty LP	2.500%	9/1/2031	6,000	5,376
	Ventas Realty LP	5.100%	7/15/2032	12,264	12,561
	Ventas Realty LP	5.625%	7/1/2034	9,408	9,838
	Welltower OP LLC	2.750%	1/15/2032	7,000	6,350
	Welltower OP LLC	5.125%	7/1/2035	25,000	25,495
	Weyerhaeuser Co.	7.375%	3/15/2032	2,000	2,282
	WP Carey Inc.	2.450%	2/1/2032	10,000	8,806
[4]	XHR LP	4.875%	6/1/2029	335	327
[4]	XHR LP	6.625%	5/15/2030	355	363
					1,623,656
Technology (6.1%)
	Autodesk Inc.	5.300%	6/15/2035	14,005	14,369
	Broadcom Inc.	2.450%	2/15/2031	64,209	58,580
	Broadcom Inc.	5.150%	11/15/2031	54,620	56,822
	Broadcom Inc.	4.550%	2/15/2032	40,000	40,220
[4]	Broadcom Inc.	4.150%	4/15/2032	54,328	53,199
	Broadcom Inc.	4.900%	7/15/2032	58,856	60,132
	Broadcom Inc.	4.300%	11/15/2032	30,000	29,620
	Broadcom Inc.	2.600%	2/15/2033	15,000	13,189
	Broadcom Inc.	3.419%	4/15/2033	17,516	16,342
	Broadcom Inc.	3.469%	4/15/2034	8,335	7,631
[4]	Broadcom Inc.	3.137%	11/15/2035	20,000	17,328
	Broadcom Inc.	4.800%	2/15/2036	92,409	91,624
	Cadence Design Systems Inc.	4.700%	9/10/2034	28,830	28,864
[4]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	1,030	864
	Cisco Systems Inc.	4.950%	2/24/2032	31,935	32,935
	Cisco Systems Inc.	5.100%	2/24/2035	25,000	25,723
[4]	Cloud Software Group Inc.	6.500%	3/31/2029	695	700
[4]	Cloud Software Group Inc.	8.250%	6/30/2032	1,480	1,556
	Cotiviti Corp.	7.625%	5/1/2031	2,480	2,430
	Dell International LLC / EMC Corp.	5.300%	4/1/2032	46,470	47,921
	Dell International LLC / EMC Corp.	4.750%	10/6/2032	29,992	29,910
	Dell International LLC / EMC Corp.	5.750%	2/1/2033	13,126	13,859
	Dell International LLC / EMC Corp.	5.400%	4/15/2034	38,585	39,741
	Dell International LLC / EMC Corp.	4.850%	2/1/2035	36,400	35,816
	Dell International LLC / EMC Corp.	5.100%	2/15/2036	37,500	37,108
[4]	Ellucian Holdings Inc.	6.500%	12/1/2029	1,380	1,398
[4]	Foundry JV Holdco LLC	5.500%	1/25/2031	44,678	46,328
[4]	Foundry JV Holdco LLC	6.150%	1/25/2032	32,921	35,078
[4]	Foundry JV Holdco LLC	5.900%	1/25/2033	94,154	99,029
[4]	Foundry JV Holdco LLC	6.250%	1/25/2035	17,021	18,151
[4]	Foundry JV Holdco LLC	6.100%	1/25/2036	43,194	45,678
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	53,000	53,512
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	59,636	59,108
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	5,000	4,716
	HP Inc.	2.650%	6/17/2031	35,381	31,848
	HP Inc.	6.100%	4/25/2035	15,000	15,899
[4]	Imola Merger Corp.	4.750%	5/15/2029	3,925	3,875
	Intel Corp.	5.000%	2/21/2031	15,000	15,361

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	2.000%	8/12/2031	30,470	26,644
	Intel Corp.	4.150%	8/5/2032	26,476	25,550
	Intel Corp.	4.000%	12/15/2032	12,000	11,439
	Intel Corp.	5.200%	2/10/2033	69,473	70,872
	Intel Corp.	5.150%	2/21/2034	21,999	22,310
	Intel Corp.	3.734%	12/8/2047	6,000	4,408
	Intel Corp.	5.050%	8/5/2062	5,000	4,218
	Juniper Networks Inc.	2.000%	12/10/2030	15,554	13,651
	Kyndryl Holdings Inc.	3.150%	10/15/2031	23,720	21,612
	Kyndryl Holdings Inc.	6.350%	2/20/2034	21,260	22,630
	Leidos Inc.	2.300%	2/15/2031	10,861	9,719
	Leidos Inc.	5.400%	3/15/2032	57,725	59,886
	Leidos Inc.	5.750%	3/15/2033	19,821	20,925
	Leidos Inc.	5.500%	3/15/2035	46,848	48,593
[4]	McAfee Corp.	7.375%	2/15/2030	1,449	1,333
	Micron Technology Inc.	2.703%	4/15/2032	16,354	14,578
	Micron Technology Inc.	5.875%	2/9/2033	14,000	14,858
	Motorola Solutions Inc.	2.750%	5/24/2031	25,000	22,875
	Motorola Solutions Inc.	5.200%	8/15/2032	27,410	28,234
	Motorola Solutions Inc.	5.550%	8/15/2035	52,960	55,031
	NetApp Inc.	5.500%	3/17/2032	34,940	36,376
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/2031	30,000	27,006
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/2032	16,223	14,426
	NXP BV / NXP Funding LLC / NXP USA Inc.	5.000%	1/15/2033	3,000	3,029
	Oracle Corp.	2.875%	3/25/2031	52,237	47,607
	Oracle Corp.	5.250%	2/3/2032	71,281	72,579
	Oracle Corp.	4.800%	9/26/2032	81,379	80,531
	Oracle Corp.	6.250%	11/9/2032	7,687	8,233
	Oracle Corp.	4.900%	2/6/2033	14,000	13,905
	Oracle Corp.	4.700%	9/27/2034	79,181	76,043
	Oracle Corp.	5.500%	8/3/2035	58,609	59,208
[4]	Rocket Software Inc.	9.000%	11/28/2028	600	618
	Roper Technologies Inc.	5.100%	9/15/2035	47,619	47,929
	Synopsys Inc.	5.000%	4/1/2032	26,873	27,459
	Synopsys Inc.	5.150%	4/1/2035	24,000	24,374
	Texas Instruments Inc.	5.100%	5/23/2035	18,876	19,456
[4]	UKG Inc.	6.875%	2/1/2031	6,035	6,211
	VMware LLC	2.200%	8/15/2031	40,859	36,132
	Workday Inc.	3.800%	4/1/2032	47,214	45,121
	X Corp.	9.500%	10/29/2029	3,180	3,188
[6]	X Corp.	10.848%	10/29/2029	805	784
					2,336,045
Utilities (8.9%)
	AEP Texas Inc.	5.400%	6/1/2033	20,330	20,971
	AEP Texas Inc.	5.700%	5/15/2034	18,042	18,841
	AEP Transmission Co. LLC	5.375%	6/15/2035	4,550	4,711
	AES Corp.	2.450%	1/15/2031	10,000	9,057
[11]	AGI Finance Pty Ltd.	1.815%	11/23/2028	3,390	2,055
[11]	AGI Finance Pty Ltd.	6.109%	6/28/2030	22,180	15,257
	Alabama Power Co.	4.300%	3/15/2031	25,000	25,033
	Alabama Power Co.	3.050%	3/15/2032	3,300	3,052
	Alabama Power Co.	5.850%	11/15/2033	10,000	10,746
	Alabama Power Co.	5.100%	4/2/2035	25,000	25,569
	Ameren Corp.	3.500%	1/15/2031	61,200	58,524
	Ameren Corp.	5.375%	3/15/2035	47,408	48,730
	Ameren Illinois Co.	1.550%	11/15/2030	9,785	8,594
	Ameren Illinois Co.	3.850%	9/1/2032	30,000	28,831
	Ameren Illinois Co.	4.950%	6/1/2033	36,838	37,733
	American Electric Power Co. Inc.	5.625%	3/1/2033	15,000	15,787
	American Electric Power Co. Inc.	5.800%	3/15/2056	10,000	10,019
	American Electric Power Co. Inc.	6.050%	3/15/2056	8,900	9,018
	American Water Capital Corp.	5.700%	9/1/2055	10,000	10,174
	Appalachian Power Co.	4.500%	8/1/2032	22,030	21,840
	Appalachian Power Co.	5.650%	4/1/2034	18,606	19,500
	Arizona Public Service Co.	5.550%	8/1/2033	24,630	25,795
	Arizona Public Service Co.	5.700%	8/15/2034	25,141	26,426
	Atmos Energy Corp.	5.900%	11/15/2033	760	824
	Atmos Energy Corp.	5.200%	8/15/2035	20,000	20,572
[11]	Ausgrid Finance Pty Ltd.	5.408%	3/28/2031	19,000	12,677

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	AusNet Services Holdings Pty Ltd.	6.134%	5/31/2033	5,000	3,475
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	20,000	20,842
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	23,079	20,015
[4]	Calpine Corp.	4.500%	2/15/2028	3,175	3,165
[4]	Calpine Corp.	4.625%	2/1/2029	2,460	2,444
	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	9,920	8,963
	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	12,002	11,020
	CenterPoint Energy Houston Electric LLC	4.450%	10/1/2032	37,034	36,943
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	8,360	8,521
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	9,000	7,994
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	5,000	4,955
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	12,000	12,434
[4]	Clearway Energy Operating LLC	3.750%	2/15/2031	3,755	3,480
[4]	Clearway Energy Operating LLC	3.750%	1/15/2032	149	135
[4]	Colbun SA	5.375%	9/11/2035	11,160	11,265
[5]	Comision Federal de Electricidad	5.000%	9/29/2036	5,598	5,225
	Commonwealth Edison Co.	3.150%	3/15/2032	11,850	11,015
	Commonwealth Edison Co.	4.900%	2/1/2033	14,705	15,040
	Commonwealth Edison Co.	5.300%	6/1/2034	25,100	26,288
	Commonwealth Edison Co.	5.300%	2/1/2053	4,180	4,073
	Consumers Energy Co.	5.050%	5/15/2035	11,880	12,123
	Dominion Energy Inc.	2.250%	8/15/2031	5,000	4,435
	Dominion Energy Inc.	4.350%	8/15/2032	11,346	11,109
	Dominion Energy Inc.	5.375%	11/15/2032	11,348	11,802
	Dominion Energy Inc.	6.300%	3/15/2033	5,000	5,414
	Dominion Energy Inc.	5.250%	8/1/2033	9,317	9,543
	Dominion Energy Inc.	5.450%	3/15/2035	43,500	44,674
	Dominion Energy Inc.	6.000%	2/15/2056	13,130	13,314
	Dominion Energy Inc.	6.200%	2/15/2056	35,000	35,408
	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	10,291	9,145
	DTE Electric Co.	3.000%	3/1/2032	7,237	6,688
	DTE Electric Co.	5.200%	4/1/2033	25,000	26,031
	DTE Electric Co.	5.200%	3/1/2034	10,000	10,363
	DTE Electric Co.	5.250%	5/15/2035	24,750	25,542
	DTE Electric Co.	5.850%	5/15/2055	6,900	7,296
	DTE Energy Co.	5.850%	6/1/2034	40,000	42,597
	DTE Energy Co.	5.050%	10/1/2035	25,000	24,926
	Duke Energy Carolinas LLC	2.550%	4/15/2031	7,190	6,598
	Duke Energy Carolinas LLC	2.850%	3/15/2032	8,250	7,544
	Duke Energy Carolinas LLC	4.950%	1/15/2033	34,547	35,591
	Duke Energy Carolinas LLC	4.850%	1/15/2034	10,000	10,142
	Duke Energy Corp.	2.550%	6/15/2031	55,000	49,822
	Duke Energy Corp.	4.500%	8/15/2032	39,000	38,800
	Duke Energy Corp.	5.450%	6/15/2034	3,134	3,264
	Duke Energy Corp.	4.950%	9/15/2035	28,171	28,015
	Duke Energy Florida LLC	5.875%	11/15/2033	26,217	28,375
	Duke Energy Indiana LLC	5.250%	3/1/2034	5,000	5,169
	Duke Energy Ohio Inc.	5.250%	4/1/2033	19,999	20,804
	Duke Energy Ohio Inc.	5.300%	6/15/2035	15,000	15,509
	Duke Energy Progress LLC	2.000%	8/15/2031	17,500	15,449
	Duke Energy Progress LLC	5.250%	3/15/2033	18,457	19,247
	Edison International	5.250%	3/15/2032	8,860	8,769
[4]	Electricite de France SA	5.700%	5/23/2028	4,385	4,527
[4]	Electricite de France SA	4.500%	9/21/2028	5,000	5,024
[4]	Electricite de France SA	6.250%	5/23/2033	4,965	5,401
	Entergy Arkansas LLC	5.150%	1/15/2033	4,230	4,380
	Entergy Arkansas LLC	5.300%	9/15/2033	15,000	15,577
	Entergy Arkansas LLC	5.450%	6/1/2034	31,770	33,200
	Entergy Corp.	2.400%	6/15/2031	36,492	32,678
	Entergy Louisiana LLC	2.350%	6/15/2032	6,442	5,669
	Entergy Louisiana LLC	5.350%	3/15/2034	4,266	4,427
	Entergy Texas Inc.	1.750%	3/15/2031	5,000	4,394
	Evergy Kansas Central Inc.	5.250%	3/15/2035	20,000	20,436
	Evergy Metro Inc.	5.400%	4/1/2034	12,599	13,131
	Eversource Energy	2.550%	3/15/2031	8,610	7,783
	Eversource Energy	5.850%	4/15/2031	5,000	5,287
	Eversource Energy	3.375%	3/1/2032	25,000	23,163
	Eversource Energy	5.125%	5/15/2033	2,000	2,030
	Eversource Energy	5.500%	1/1/2034	2,000	2,073
	Exelon Corp.	5.125%	3/15/2031	38,760	40,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Corp.	3.350%	3/15/2032	16,084	15,059
	Exelon Corp.	5.300%	3/15/2033	16,500	17,148
	Exelon Corp.	5.450%	3/15/2034	24,055	25,019
	Exelon Corp.	6.500%	3/15/2055	15,000	15,777
	FirstEnergy Corp.	2.250%	9/1/2030	19,097	17,243
[4]	FirstEnergy Transmission LLC	4.750%	1/15/2033	9,093	9,084
	FirstEnergy Transmission LLC	5.000%	1/15/2035	19,800	19,840
	Georgia Power Co.	4.700%	5/15/2032	34,199	34,690
	Georgia Power Co.	4.950%	5/17/2033	59,290	60,530
[4]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	930	939
	Idaho Power Co.	5.200%	8/15/2034	7,670	7,929
	Interstate Power & Light Co.	5.600%	6/29/2035	20,000	20,866
[4]	ITC Holdings Corp.	5.400%	6/1/2033	17,360	17,909
[4]	Jersey Central Power & Light Co.	4.400%	1/15/2031	8,620	8,583
[4]	Jersey Central Power & Light Co.	5.150%	1/15/2036	31,570	32,018
	Kentucky Utilities Co.	5.450%	4/15/2033	7,370	7,715
	Louisville Gas & Electric Co.	5.450%	4/15/2033	5,900	6,180
	National Fuel Gas Co.	5.950%	3/15/2035	15,000	15,645
	National Grid plc	5.809%	6/12/2033	23,970	25,539
	National Grid plc	5.418%	1/11/2034	24,400	25,339
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	9,250	9,932
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	15,850	14,037
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	45,000	46,876
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	5,630	5,760
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	5,875	6,011
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	23,396	24,047
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	25,000	25,908
	NextEra Energy Capital Holdings Inc.	6.500%	8/15/2055	14,290	15,292
	NiSource Inc.	1.700%	2/15/2031	14,021	12,209
	NiSource Inc.	5.400%	6/30/2033	20,391	21,140
	NiSource Inc.	5.350%	4/1/2034	19,110	19,668
	NiSource Inc.	5.350%	7/15/2035	50,000	50,987
	NiSource Inc.	5.850%	4/1/2055	10,000	10,203
	Northern States Power Co.	5.050%	5/15/2035	21,430	21,936
[4]	NRG Energy Inc.	5.750%	7/15/2029	545	547
[4]	NRG Energy Inc.	5.750%	1/15/2034	1,545	1,555
[4]	NRG Energy Inc.	6.250%	11/1/2034	2,720	2,802
	NSTAR Electric Co.	5.400%	6/1/2034	25,000	25,990
[11]	NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/2029	10,000	6,132
[11]	NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/2030	30,000	17,550
[4]	Ohio Edison Co.	5.500%	1/15/2033	21,638	22,578
	Ohio Power Co.	1.625%	1/15/2031	18,491	16,063
	Ohio Power Co.	5.650%	6/1/2034	29,307	30,613
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	11,275	11,814
	Oncor Electric Delivery Co. LLC	7.000%	5/1/2032	3,000	3,408
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	12,000	12,019
	Oncor Electric Delivery Co. LLC	7.250%	1/15/2033	3,000	3,453
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	30,000	31,931
[4]	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	11,110	11,527
	Pacific Gas & Electric Co.	4.550%	7/1/2030	15,000	14,889
	Pacific Gas & Electric Co.	2.500%	2/1/2031	67,175	60,086
	Pacific Gas & Electric Co.	3.250%	6/1/2031	25,357	23,410
	Pacific Gas & Electric Co.	5.900%	6/15/2032	7,000	7,327
	Pacific Gas & Electric Co.	6.150%	1/15/2033	5,220	5,538
	Pacific Gas & Electric Co.	6.400%	6/15/2033	2,000	2,154
	Pacific Gas & Electric Co.	6.950%	3/15/2034	9,566	10,615
	Pacific Gas & Electric Co.	5.800%	5/15/2034	12,550	13,011
	Pacific Gas & Electric Co.	4.500%	7/1/2040	18,800	16,350
	Pacific Gas & Electric Co.	4.750%	2/15/2044	2,560	2,185
	PacifiCorp	5.300%	2/15/2031	20,000	20,759
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	3,215	3,131
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/2031	5,000	4,539
	Potomac Electric Power Co.	5.200%	3/15/2034	17,805	18,385
	PPL Capital Funding Inc.	5.250%	9/1/2034	44,253	45,354
	Progress Energy Inc.	7.750%	3/1/2031	3,339	3,835
[4]	PSEG Power LLC	5.750%	5/15/2035	37,275	38,987
	Public Service Co. of Colorado	5.350%	5/15/2034	13,890	14,361
	Public Service Co. of Colorado	5.150%	9/15/2035	8,000	8,115
	Public Service Co. of Oklahoma	5.250%	1/15/2033	30,402	31,246
	Public Service Co. of Oklahoma	5.450%	1/15/2036	26,587	27,260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Electric & Gas Co.	4.900%	12/15/2032	10,000	10,236
	Public Service Electric & Gas Co.	5.200%	3/1/2034	5,000	5,188
	Public Service Enterprise Group Inc.	2.450%	11/15/2031	23,331	20,762
	Public Service Enterprise Group Inc.	6.125%	10/15/2033	5,000	5,397
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	25,000	25,966
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	29,440	30,356
	Sempra	5.500%	8/1/2033	8,000	8,361
	Sempra	6.550%	4/1/2055	20,000	20,454
[10]	Severn Trent Utilities Finance plc	4.000%	3/5/2034	6,800	8,123
	Southern California Edison Co.	2.250%	6/1/2030	15,000	13,517
	Southern California Edison Co.	2.500%	6/1/2031	8,000	7,118
	Southern California Edison Co.	5.450%	6/1/2031	8,930	9,207
	Southern California Edison Co.	2.750%	2/1/2032	7,000	6,194
	Southern California Edison Co.	5.200%	6/1/2034	23,160	23,198
	Southern Co Gas Capital Corp.	5.100%	9/15/2035	23,670	23,814
	Southern Co.	5.700%	10/15/2032	11,788	12,506
	Southern Co.	5.200%	6/15/2033	45,477	46,774
	Southern Co.	5.700%	3/15/2034	15,000	15,837
	Southern Co.	6.375%	3/15/2055	15,000	16,056
	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	10,833	9,507
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	23,885	25,301
	Southern Power Co.	4.900%	10/1/2035	23,310	23,038
	Southwestern Electric Power Co.	5.300%	4/1/2033	27,000	27,590
[9]	SW Finance I plc	7.750%	10/31/2031	10,251	14,254
[4]	Talen Energy Supply LLC	6.500%	2/1/2036	645	668
[4]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	19,640	20,178
	Union Electric Co.	5.200%	4/1/2034	2,500	2,583
	Virginia Electric & Power Co.	2.300%	11/15/2031	10,000	8,856
	Virginia Electric & Power Co.	2.400%	3/30/2032	4,611	4,085
	Virginia Electric & Power Co.	5.000%	4/1/2033	14,810	15,120
	Virginia Electric & Power Co.	5.300%	8/15/2033	25,000	25,944
	Virginia Electric & Power Co.	5.000%	1/15/2034	19,800	20,083
[4]	Vistra Operations Co. LLC	4.600%	10/15/2030	15,000	14,916
[4]	Vistra Operations Co. LLC	7.750%	10/15/2031	2,179	2,313
[4]	Vistra Operations Co. LLC	6.875%	4/15/2032	500	525
[4]	Vistra Operations Co. LLC	5.250%	10/15/2035	25,000	24,846
[4,8]	VoltaGrid LLC	7.375%	11/1/2030	480	488
	Xcel Energy Inc.	2.350%	11/15/2031	21,000	18,583
	Xcel Energy Inc.	4.600%	6/1/2032	19,000	18,871
	Xcel Energy Inc.	5.450%	8/15/2033	12,000	12,451
[4]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	2,800	2,739
[4]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	415	427
[4]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	385	403
[9]	Yorkshire Water Finance plc	1.750%	10/27/2032	8,200	8,532
[9]	Yorkshire Water Finance plc	5.500%	4/28/2035	4,200	5,358
					3,383,698
Total Corporate Bonds (Cost $32,267,702)					32,968,880
Floating Rate Loan Interests (0.2%)
[6]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	8.327%	8/19/2028	4,974	4,991
[6]	Athenahealth Group Inc. Term Loan B, TSFR1M + 2.750%	6.715%	2/15/2029	3,973	3,953
[6]	Bausch & Lomb Corp. Term Loan B, TSFR1M + 4.250%	8.215%	1/15/2031	6,982	7,012
[6]	Beach Acquisition Bidco LLC Term Loan B, TSFR3M + 3.250%	7.308%	9/12/2032	7,000	7,029
[6]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.500%	7.705%	8/30/2032	485	487
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	6.715%	1/28/2032	7,000	6,977
[6]	Cloud Software Group Inc. Term Loan B, TSFR3M + 3.250%	7.252%	8/13/2032	4,315	4,313
[6]	Clydesdale Acquisition Holdings Inc. Term Loan B, TSFR1M + 3.250%	7.215%	4/1/2032	242	241
[6,13]	Dayforce Inc.	—%	10/7/2032	2,605	2,592
[6]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 4.000%	7.965%	4/23/2031	1,990	1,976
[6]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.500%	6.711%	8/15/2030	632	632
[6]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.500%	6.711%	8/15/2030	116	116
[6]	Froneri Lux Finco Sarl Term Loan, TSFR6M + 2.500%	6.372%	8/2/2032	950	949
[6]	Frontier Communications Corp. Term Loan B, TSFR1M + 2.500%	6.532%	7/1/2031	233	233
[6]	Gryphon Acquire Newco LLC Term Loan B, TSFR6M + 3.000%	6.854%	9/13/2032	7,000	7,032
[6,13]	Lavender Dutch Borrower Co. BV	—%	9/27/2032	1,875	1,875
[6]	McAfee LLC Term Loan B, TSFR1M + 3.000%	6.965%	3/1/2029	6,965	6,608
[6]	Opal Bidco SAS Term Loan B, TSFR3M + 3.000%	6.902%	4/28/2032	4,000	4,016
[6]	Orion US Finco Inc. Term Loan, TSFR3M + 3.500%	7.427%	10/8/2032	3,885	3,901
[6]	Qnity Electronics Inc. Term Loan B, TSFR6M + 2.000%	5.698%	10/31/2032	695	694

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.715%	11/28/2028	1,192	1,185
[6]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.500%	6.580%	7/9/2032	7,000	7,030
[6]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	5.752%	11/5/2028	4,057	4,070
[6]	SS&C Technologies Inc. Term Loan B-8, TSFR1M + 2.000%	5.984%	5/9/2031	781	782
[6]	TK Elevator Midco GmbH Term Loan B, TSFR6M + 3.000%	7.197%	4/30/2030	3,980	4,002
[6]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	8.752%	5/6/2032	2,105	2,131
[6]	UKG Inc. Term Loan B, TSFR3M + 2.500%	6.338%	2/10/2031	1,987	1,986
[6]	Wyndham Hotels & Resorts Inc. Term Loan, TSFR1M + 1.750%	5.715%	5/24/2030	1,405	1,407
Total Floating Rate Loan Interests (Cost $88,397)					88,220
Sovereign Bonds (3.5%)
[10]	Bank Gospodarstwa Krajowego	4.000%	3/13/2032	4,668	5,621
	Banque Ouest Africaine de Developpement	5.000%	7/27/2027	626	627
	Dominican Republic	7.050%	2/3/2031	6,300	6,786
[4]	Dominican Republic	5.875%	10/28/2035	8,400	8,386
[4]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	72,120	73,259
	Government of Bermuda	4.750%	2/15/2029	18,860	19,026
	Government of Bermuda	5.000%	7/15/2032	17,180	17,482
[10]	Ontario Teachers Finance Trust	1.850%	5/3/2032	50,000	53,978
	Republic of Argentina	1.000%	7/9/2029	5,333	4,541
[14]	Republic of Argentina, 1.750% coupon rate effective 7/9/2027	0.750%	7/9/2030	31,653	25,896
[10]	Republic of Bulgaria	3.500%	5/7/2034	17,474	20,368
	Republic of Bulgaria	5.000%	3/5/2037	1	1
[10]	Republic of Bulgaria	4.125%	7/18/2045	24,579	27,696
	Republic of Chile	2.450%	1/31/2031	16,460	15,013
[5]	Republic of Guatemala	4.900%	6/1/2030	15,400	15,344
	Republic of Hungary	6.250%	9/22/2032	15,048	16,198
[10]	Republic of Hungary	5.375%	9/12/2033	50,000	63,174
	Republic of Indonesia	5.250%	1/15/2030	16,300	16,963
[10]	Republic of Indonesia	3.650%	9/10/2032	939	1,094
[10]	Republic of Indonesia	1.100%	3/12/2033	960	931
[10]	Republic of Indonesia	3.750%	10/16/2033	18,100	20,983
[4]	Republic of Latvia	5.125%	7/30/2034	30,000	31,038
	Republic of Panama	8.125%	4/28/2034	9,236	10,636
	Republic of Peru	2.844%	6/20/2030	22,871	21,480
	Republic of Peru	2.783%	1/23/2031	119,691	110,815
	Republic of Philippines	1.950%	1/6/2032	5,180	4,510
[10]	Republic of Philippines	3.625%	2/4/2032	37,290	43,732
	Republic of South Africa	4.850%	9/30/2029	18,155	18,140
	State of Israel	5.375%	3/12/2029	27,570	28,391
	State of Israel	5.375%	2/19/2030	64,225	66,498
	State of Israel	4.500%	1/17/2033	11,570	11,348
	United Mexican States	2.659%	5/24/2031	83,932	75,319
	United Mexican States	4.750%	4/27/2032	50,661	49,824
	United Mexican States	5.850%	7/2/2032	157,773	163,461
	United Mexican States	5.375%	3/22/2033	116,396	116,664
	United Mexican States	4.875%	5/19/2033	34,860	33,893
	United Mexican States	6.875%	5/13/2037	122,500	132,733
	United Mexican States	3.771%	5/24/2061	10,900	7,057
Total Sovereign Bonds (Cost $1,279,722)					1,338,906
Taxable Municipal Bonds (0.1%)
	Empire State Development Corp. Income Tax Revenue	3.900%	3/15/2033	320	314
	Empire State Development Corp. Income Tax Revenue, Prere.	3.900%	3/15/2029	80	79
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/2033	599	611
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/2035	2,440	2,406
	Sonoma County CA Miscellaneous Revenue	6.000%	12/1/2029	3,130	3,251
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/2030	19,000	17,460
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/2035	4,186	4,321
	University of California College & University Revenue	1.614%	5/15/2030	5,025	4,544
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/2032	8,000	7,925
Total Taxable Municipal Bonds (Cost $40,338)					40,911
				Shares
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[15]	Vanguard Market Liquidity Fund (Cost $996,702)	4.141%		9,967,149	996,715

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.300% Annually	GSI	1/28/2026	3.300%	91,400	243
Put Swaptions
5-Year CDX-NA-IG-S44-V1, Credit Protection Purchased, Pays 1.000% Quarterly	RBC	11/19/2025	0.550%	434,446	162
5-Year CDX-NA-IG-S44-V1, Credit Protection Purchased, Pays 1.000% Quarterly	RBC	11/19/2025	0.550%	434,221	162
5-Year CDX-NA-IG-S44-V1, Credit Protection Purchased, Pays 1.000% Quarterly	MSCS	11/19/2025	0.500%	438,614	279
					603
Total Options Purchased (Cost $2,210)					846
Total Investments (101.3%) (Cost $37,755,130)					38,548,450
Other Assets and Liabilities—Net (-1.3%)					(510,032)
Net Assets (100%)					38,038,418
Cost is in $000.
1	Securities with a value of $130,926 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $33,854 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $337 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $2,432,106, representing 6.4% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security value determined using significant unobservable inputs.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
9	Face amount denominated in British pounds.
10	Face amount denominated in euro.
11	Face amount denominated in Australian dollars.
12	Non-income-producing security—security in default.
13	Represents an unsettled loan as of October 31, 2025. The coupon rate is not known until the settlement date.
14	Step bond.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
Prere.—Prerefunded.
RBC—Royal Bank of Canada.
REIT—Real Estate Investment Trust.
SOFR—Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Clydesdale Acquisition Holdings Inc.	—	—	—	—

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
5-Year CDX-NA-IG-S45-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	1/21/2026	0.700%	388,642	(390)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.790% Annually	GSI	1/28/2026	3.790%	91,400	(724)
Total Options Written (Premiums Received $804)					(1,114)
GSI—Goldman Sachs International.
SOFR—Secured Overnight Financing Rate.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2025	16,800	1,892,888	(4,794)
Euro-Schatz	December 2025	343	42,335	(10)
Ultra 10-Year U.S. Treasury Note	December 2025	2,454	283,399	(182)
				(4,986)

Short Futures Contracts
2-Year U.S. Treasury Note	December 2025	(1,838)	(382,749)	403
5-Year U.S. Treasury Note	December 2025	(1,119)	(122,207)	52
10-Year Japanese Government Bond	December 2025	(50)	(44,137)	359
AUD 3-Year Treasury Bond	December 2025	(1,167)	(81,491)	382
AUD 10-Year Treasury Bond	December 2025	(1,329)	(98,793)	217
Euro-Bobl	December 2025	(432)	(58,887)	(204)
Euro-Bund	December 2025	(2,193)	(327,067)	(3,395)
Euro-Buxl	December 2025	(25)	(3,346)	(129)
Long Gilt	December 2025	(185)	(22,753)	(709)
Long U.S. Treasury Bond	December 2025	(1,247)	(146,289)	(3,511)
Ultra Long U.S. Treasury Bond	December 2025	(2,646)	(320,910)	(8,762)
				(15,297)
				(20,283)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Canadian Imperial Bank of Commerce	12/17/2025	AUD	10,628	USD	7,017	—	(59)
Bank of Montreal	12/17/2025	AUD	5,482	USD	3,596	—	(7)
Bank of Montreal	12/17/2025	AUD	3,590	USD	2,339	12	—
State Street Bank & Trust Co.	12/17/2025	AUD	3,366	USD	2,206	—	(3)
State Street Bank & Trust Co.	12/17/2025	EUR	43,812	USD	51,126	—	(487)
JPMorgan Chase Bank, N.A.	12/17/2025	EUR	9,811	USD	11,601	—	(261)
Toronto-Dominion Bank	12/17/2025	EUR	6,411	USD	7,607	—	(197)
Barclays Bank plc	12/17/2025	EUR	2,146	USD	2,504	—	(24)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	207,259	AUD	313,840	1,807	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	13,282	AUD	20,412	—	(80)
Bank of Montreal	12/17/2025	USD	9,090	AUD	13,861	16	—
Canadian Imperial Bank of Commerce	12/17/2025	USD	3,033	AUD	4,607	17	—

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	12/17/2025	USD	1,232	AUD	1,889	—	(5)
HSBC Bank plc	12/17/2025	USD	1,118	AUD	1,694	8	—
Toronto-Dominion Bank	12/17/2025	USD	242,942	EUR	205,782	5,097	—
Deutsche Bank AG	12/17/2025	USD	228,022	EUR	193,273	4,637	—
State Street Bank & Trust Co.	12/17/2025	USD	57,933	EUR	49,454	775	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	22,996	EUR	19,742	178	—
HSBC Bank plc	12/17/2025	USD	8,168	EUR	6,904	188	—
UBS AG	12/17/2025	USD	6,117	EUR	5,185	125	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	47,037	GBP	34,735	1,405	—
Wells Fargo Bank N.A.	12/17/2025	USD	3,464	GBP	2,561	99	—
Toronto-Dominion Bank	12/17/2025	USD	2,866	JPY	417,036	147	—
						14,511	(1,123)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S45-V1	12/21/2030	USD	290,740	5.000	22,817	1,111
Republic of Indonesia	12/21/2030	USD	133,837	1.000	1,790	195
					24,607	1,306
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/2025	GSI	1,630	1.000	3	—	3	—
American Express Co./A2	12/23/2025	GSI	1,630	1.000	4	2	2	—
American International Group Inc./Baa1	12/23/2025	GSI	1,630	1.000	4	1	3	—
Boeing Co./Baa2	12/23/2025	GSI	1,630	1.000	4	—	4	—
Chubb INA Holdings LLC/A2	12/23/2025	GSI	1,630	1.000	4	2	2	—
Comcast Corp./A3	12/23/2025	GSI	1,630	1.000	3	1	2	—
CVS Health Corp./Baa2	12/23/2025	GSI	1,630	1.000	4	1	3	—
Dominion Energy Inc./Baa2	12/23/2025	GSI	1,630	1.000	4	1	3	—
Dow Chemical Co./Baa2	12/23/2025	GSI	1,630	1.000	4	1	3	—
Enbridge Inc./Baa2	12/23/2025	GSI	1,630	1.000	4	1	3	—
General Electric Co./Baa1	12/23/2025	GSI	1,630	1.000	4	—	4	—
General Motors Co./Baa3	12/23/2025	GSI	1,630	1.000	4	—	4	—
International Business Machines Corp./A3	12/23/2025	GSI	1,630	1.000	3	1	2	—
Kroger Co./Baa1	12/23/2025	GSI	1,630	1.000	4	1	3	—
Lincoln National Corp./Baa2	12/23/2025	GSI	1,630	1.000	4	1	3	—
Lowe's Cos. Inc./Baa1	12/23/2025	GSI	1,630	1.000	3	1	2	—
Marathon Petroleum Corp./Baa2	12/23/2025	GSI	1,630	1.000	3	—	3	—
Marsh & McLennan Cos. Inc./A3	12/23/2025	GSI	1,630	1.000	4	2	2	—
Metlife Inc./A3	12/23/2025	GSI	1,630	1.000	4	1	3	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Mondelez International Inc./Baa1	12/23/2025	GSI	1,630	1.000	4	1	3	—
Prudential Financial Inc./A3	12/23/2025	GSI	1,630	1.000	4	1	3	—
Simon Property Group LP/A3	12/23/2025	GSI	1,630	1.000	4	1	3	—
UnitedHealth Group Inc./A3	12/23/2025	GSI	1,630	1.000	3	1	2	—
Verizon Communications Inc./Baa1	12/23/2025	GSI	1,630	1.000	4	1	3	—
					90	22	68	—
Credit Protection Purchased
Unibail-Rodamco-Westfield SE	6/21/2028	JPMC	3,300[2]	(1.000)	(67)	92	—	(159)
					23	114	68	(159)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $12,146 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/15/2027	12/17/2025	29,374,304[2]	0.000[3]	(0.926)[4]	134	14
1/30/2036	1/30/2026	43,350	0.000[5]	(3.550)[4]	451	451
1/30/2036	1/30/2026	43,350	3.549[4]	(0.000)[5]	(455)	(455)
					130	10
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Notional amount denominated in Japanese yen.
3	Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid annually.
4	Interest payment received/paid annually.
5	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.	Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
E.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.	Various inputs may be used to determine the value of the fund’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments, other financial instruments, and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,528,684	—	2,528,684
Asset-Backed/Commercial Mortgage-Backed Securities	—	581,158	4,130	585,288
Corporate Bonds	—	32,968,880	—	32,968,880
Floating Rate Loan Interests	—	88,220	—	88,220
Sovereign Bonds	—	1,338,906	—	1,338,906
Taxable Municipal Bonds	—	40,911	—	40,911
Temporary Cash Investments	996,715	—	—	996,715
Options Purchased	—	846	—	846
Total	996,715	37,547,605	4,130	38,548,450
Other Financial Instruments
Liabilities
Floating Rate Loan Commitments	—	—	—	—
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,413	—	—	1,413
Forward Currency Contracts	—	14,511	—	14,511
Swap Contracts[1]	—	1,839	—	1,839
Total	1,413	16,350	—	17,763
Liabilities
Options Written	—	(1,114)	—	(1,114)
Futures Contracts[1]	(21,696)	—	—	(21,696)
Forward Currency Contracts	—	(1,123)	—	(1,123)
Swap Contracts[1]	—	(614)	—	(614)
Total	(21,696)	(2,851)	—	(24,547)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.